UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: IRCYX

March 31, 2025

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Portfolio Information

International Small Cap Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$53	1.07%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,062	$12,865	$13,103
09/18	$13,262	$13,091	$13,347
09/19	$12,241	$12,931	$12,595
09/20	$12,474	$13,319	$13,473
09/21	$16,243	$16,504	$17,927
09/22	$11,238	$12,351	$12,740
09/23	$13,547	$14,869	$15,162
09/24	$16,989	$18,638	$18,687
03/25	$16,505	$18,123	$17,367

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
Advisor Class	-2.85%	6.89%	11.81%	5.55%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%
MSCI ACWI ex USA Small Cap Index (net)	-7.06%	1.87%	11.84%	6.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IRCYX-S for the most recent performance information.

Advisor Class: IRCYX

1

Key Portfolio Statistics

Net Assets	$1,018,468,731
# of Portfolio Holdings	278
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,350,292

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Industrials	20.7%
Financials	13.4%
Information Technology	12.4%
Consumer Discretionary	12.2%
Materials	9.6%
Health Care	7.1%
Communication Services	5.6%
Energy	5.1%
Real Estate	4.6%
Consumer Staples	4.2%
Utilities	1.9%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

Country Breakdown

Value	Value
Japan	25.2%
United Kingdom	10.3%
India	7.0%
South Korea	5.9%
Taiwan	5.1%
Canada	4.5%
France	3.8%
Germany	3.6%
China	2.9%
Sweden	2.8%
Australia	2.7%
Spain	2.4%
South Africa	2.1%
Denmark	1.8%
Others	16.7%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

Advisor Class: IRCYX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IRCYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/IRCYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Advisor Class: IRCYX

3

ISC-ADV-0154-0325

Class Z: IRCZX

March 31, 2025

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Portfolio Information

International Small Cap Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$53	1.08%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,063	$12,865	$13,103
09/18	$13,264	$13,091	$13,347
09/19	$12,243	$12,931	$12,595
09/20	$12,477	$13,319	$13,473
09/21	$16,248	$16,504	$17,927
09/22	$11,242	$12,351	$12,740
09/23	$13,538	$14,869	$15,162
09/24	$16,979	$18,638	$18,687
03/25	$16,494	$18,123	$17,367

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
Class Z	-2.86%	6.80%	11.79%	5.54%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%
MSCI ACWI ex USA Small Cap Index (net)	-7.06%	1.87%	11.84%	6.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IRCZX-S for the most recent performance information.

Class Z: IRCZX

1

Key Portfolio Statistics

Net Assets	$1,018,468,731
# of Portfolio Holdings	278
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,350,292

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Industrials	20.7%
Financials	13.4%
Information Technology	12.4%
Consumer Discretionary	12.2%
Materials	9.6%
Health Care	7.1%
Communication Services	5.6%
Energy	5.1%
Real Estate	4.6%
Consumer Staples	4.2%
Utilities	1.9%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

Country Breakdown

Value	Value
Japan	25.2%
United Kingdom	10.3%
India	7.0%
South Korea	5.9%
Taiwan	5.1%
Canada	4.5%
France	3.8%
Germany	3.6%
China	2.9%
Sweden	2.8%
Australia	2.7%
Spain	2.4%
South Africa	2.1%
Denmark	1.8%
Others	16.7%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

Class Z: IRCZX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IRCZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/IRCZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class Z: IRCZX

3

ISC-Z-0154-0325

SCB Class: IRCSX

March 31, 2025

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Portfolio Information

International Small Cap Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$65	1.32%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	SCB Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,920	$10,756	$10,993
09/17	$13,026	$12,865	$13,103
09/18	$13,194	$13,091	$13,347
09/19	$12,135	$12,931	$12,595
09/20	$12,349	$13,319	$13,473
09/21	$16,027	$16,504	$17,927
09/22	$11,057	$12,351	$12,740
09/23	$13,302	$14,869	$15,162
09/24	$16,632	$18,638	$18,687
03/25	$16,131	$18,123	$17,367

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
SCB Class	-3.02%	6.55%	11.51%	5.29%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%
MSCI ACWI ex USA Small Cap Index (net)	-7.06%	1.87%	11.84%	6.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IRCSX-S for the most recent performance information.

SCB Class: IRCSX

1

Key Portfolio Statistics

Net Assets	$1,018,468,731
# of Portfolio Holdings	278
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,350,292

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Industrials	20.7%
Financials	13.4%
Information Technology	12.4%
Consumer Discretionary	12.2%
Materials	9.6%
Health Care	7.1%
Communication Services	5.6%
Energy	5.1%
Real Estate	4.6%
Consumer Staples	4.2%
Utilities	1.9%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

Country Breakdown

Value	Value
Japan	25.2%
United Kingdom	10.3%
India	7.0%
South Korea	5.9%
Taiwan	5.1%
Canada	4.5%
France	3.8%
Germany	3.6%
China	2.9%
Sweden	2.8%
Australia	2.7%
Spain	2.4%
South Africa	2.1%
Denmark	1.8%
Others	16.7%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

SCB Class: IRCSX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IRCSX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/IRCSX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

SCB Class: IRCSX

3

ISC-SCB-0154-0325

Advisor Class: STEYX

March 31, 2025

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Portfolio Information

International Strategic Equities Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STEYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$35	0.69%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,942	$12,865
09/18	$13,095	$13,091
09/19	$12,570	$12,931
09/20	$12,825	$13,319
09/21	$15,393	$16,504
09/22	$11,397	$12,351
09/23	$13,584	$14,869
09/24	$17,380	$18,638
03/25	$17,769	$18,123

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
Advisor Class	2.24%	7.27%	11.20%	6.39%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/STEYX-S for the most recent performance information.

Advisor Class: STEYX

1

Key Portfolio Statistics

Net Assets	$7,961,957,272
# of Portfolio Holdings	81
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$26,532,476

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Financials	24.6%
Industrials	18.0%
Information Technology	12.4%
Consumer Discretionary	11.3%
Health Care	8.5%
Communication Services	6.9%
Consumer Staples	5.5%
Energy	4.8%
Real Estate	3.3%
Utilities	2.2%
Materials	1.5%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

Country Breakdown

Value	Value
Japan	15.3%
United Kingdom	14.3%
China	9.9%
Spain	5.9%
Germany	5.7%
Italy	5.6%
Taiwan	5.2%
United States	5.1%
France	4.6%
Canada	4.1%
South Korea	3.2%
Switzerland	3.2%
Singapore	2.2%
Austria	2.0%
Others	12.7%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

Advisor Class: STEYX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/STEYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/STEYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Advisor Class: STEYX

3

ISE-ADV-0154-0325

Class Z: STEZX

March 31, 2025

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Portfolio Information

International Strategic Equities Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STEZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$36	0.71%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,585	$10,756
09/17	$12,951	$12,865
09/18	$13,104	$13,091
09/19	$12,577	$12,931
09/20	$12,831	$13,319
09/21	$15,407	$16,504
09/22	$11,400	$12,351
09/23	$13,594	$14,869
09/24	$17,384	$18,638
03/25	$17,769	$18,123

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
Class Z	2.22%	7.24%	11.18%	6.39%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/STEZX-S for the most recent performance information.

Class Z: STEZX

1

Key Portfolio Statistics

Net Assets	$7,961,957,272
# of Portfolio Holdings	81
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$26,532,476

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Financials	24.6%
Industrials	18.0%
Information Technology	12.4%
Consumer Discretionary	11.3%
Health Care	8.5%
Communication Services	6.9%
Consumer Staples	5.5%
Energy	4.8%
Real Estate	3.3%
Utilities	2.2%
Materials	1.5%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

Country Breakdown

Value	Value
Japan	15.3%
United Kingdom	14.3%
China	9.9%
Spain	5.9%
Germany	5.7%
Italy	5.6%
Taiwan	5.2%
United States	5.1%
France	4.6%
Canada	4.1%
South Korea	3.2%
Switzerland	3.2%
Singapore	2.2%
Austria	2.0%
Others	12.7%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

Class Z: STEZX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/STEZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/STEZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class Z: STEZX

3

ISE-Z-0154-0325

SCB Class: STESX

March 31, 2025

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Portfolio Information

International Strategic Equities Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STESX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$47	0.94%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	SCB Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,902	$12,865
09/18	$13,013	$13,091
09/19	$12,463	$12,931
09/20	$12,688	$13,319
09/21	$15,196	$16,504
09/22	$11,226	$12,351
09/23	$13,338	$14,869
09/24	$17,033	$18,638
03/25	$17,385	$18,123

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
SCB Class	2.07%	7.02%	10.92%	6.14%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/STESX-S for the most recent performance information.

SCB Class: STESX

1

Key Portfolio Statistics

Net Assets	$7,961,957,272
# of Portfolio Holdings	81
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$26,532,476

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Financials	24.6%
Industrials	18.0%
Information Technology	12.4%
Consumer Discretionary	11.3%
Health Care	8.5%
Communication Services	6.9%
Consumer Staples	5.5%
Energy	4.8%
Real Estate	3.3%
Utilities	2.2%
Materials	1.5%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

Country Breakdown

Value	Value
Japan	15.3%
United Kingdom	14.3%
China	9.9%
Spain	5.9%
Germany	5.7%
Italy	5.6%
Taiwan	5.2%
United States	5.1%
France	4.6%
Canada	4.1%
South Korea	3.2%
Switzerland	3.2%
Singapore	2.2%
Austria	2.0%
Others	12.7%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

SCB Class: STESX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/STESX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/STESX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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SCB Class: STESX

3

ISE-SCB-0154-0325

Advisor Class: SCRYX

March 31, 2025

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Portfolio Information

Small Cap Core Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$41	0.88%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,606	$10,911
09/17	$12,287	$12,580	$13,174
09/18	$13,840	$14,833	$15,181
09/19	$12,470	$15,464	$13,832
09/20	$12,075	$17,807	$13,885
09/21	$17,826	$23,149	$20,506
09/22	$14,079	$19,568	$15,687
09/23	$16,107	$23,798	$17,088
09/24	$20,433	$32,449	$21,661
03/25	$18,063	$31,811	$19,674

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 12/29/2015
Advisor Class	-11.60%	-7.30%	14.46%	6.60%
S&P 500 Index	-1.97%	8.25%	18.59%	13.31%
Russell 2000 Index	-9.18%	-4.01%	13.27%	7.58%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SCRYX-S for the most recent performance information.

Advisor Class: SCRYX

1

Key Portfolio Statistics

Net Assets	$633,872,125
# of Portfolio Holdings	251
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$2,855,257

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Insmed, Inc.	$5,306,809	0.8%
Mueller Industries, Inc.	$5,169,145	0.8%
Commvault Systems, Inc.	$4,917,064	0.8%
Option Care Health, Inc.	$4,851,410	0.8%
TXNM Energy, Inc.	$4,821,222	0.8%
Magnolia Oil & Gas Corp. - Class A	$4,689,772	0.7%
Jackson Financial, Inc. - Class A	$4,633,369	0.7%
ACI Worldwide, Inc.	$4,484,032	0.7%
Hamilton Lane, Inc. - Class A	$4,335,217	0.7%
SPX Technologies, Inc.	$4,319,796	0.7%
Total	$47,527,836	7.5%

Sector Breakdown

Value	Value
Financials	18.7%
Industrials	17.6%
Health Care	16.5%
Information Technology	13.9%
Consumer Discretionary	9.3%
Real Estate	6.0%
Energy	4.8%
Consumer Staples	2.9%
Materials	2.9%
Utilities	2.8%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	0.6%

Advisor Class: SCRYX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SCRYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SCRYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Advisor Class: SCRYX

3

SCC-ADV-0154-0325

Class Z: SCRZX

March 31, 2025

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Portfolio Information

Small Cap Core Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$41	0.87%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,606	$10,911
09/17	$12,280	$12,580	$13,174
09/18	$13,838	$14,833	$15,181
09/19	$12,481	$15,464	$13,832
09/20	$12,077	$17,807	$13,885
09/21	$17,839	$23,149	$20,506
09/22	$14,101	$19,568	$15,687
09/23	$16,124	$23,798	$17,088
09/24	$20,459	$32,449	$21,661
03/25	$18,085	$31,811	$19,674

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 12/29/2015
Class Z	-11.61%	-7.30%	14.49%	6.61%
S&P 500 Index	-1.97%	8.25%	18.59%	13.31%
Russell 2000 Index	-9.18%	-4.01%	13.27%	7.58%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SCRZX-S for the most recent performance information.

Class Z: SCRZX

1

Key Portfolio Statistics

Net Assets	$633,872,125
# of Portfolio Holdings	251
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$2,855,257

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Insmed, Inc.	$5,306,809	0.8%
Mueller Industries, Inc.	$5,169,145	0.8%
Commvault Systems, Inc.	$4,917,064	0.8%
Option Care Health, Inc.	$4,851,410	0.8%
TXNM Energy, Inc.	$4,821,222	0.8%
Magnolia Oil & Gas Corp. - Class A	$4,689,772	0.7%
Jackson Financial, Inc. - Class A	$4,633,369	0.7%
ACI Worldwide, Inc.	$4,484,032	0.7%
Hamilton Lane, Inc. - Class A	$4,335,217	0.7%
SPX Technologies, Inc.	$4,319,796	0.7%
Total	$47,527,836	7.5%

Sector Breakdown

Value	Value
Financials	18.7%
Industrials	17.6%
Health Care	16.5%
Information Technology	13.9%
Consumer Discretionary	9.3%
Real Estate	6.0%
Energy	4.8%
Consumer Staples	2.9%
Materials	2.9%
Utilities	2.8%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	0.6%

Class Z: SCRZX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SCRZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SCRZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Class Z: SCRZX

3

SCC-Z-0154-0325

SCB Class: SCRSX

March 31, 2025

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Portfolio Information

Small Cap Core Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$53	1.13%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	SCB Class	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,545	$10,606	$10,911
09/17	$12,230	$12,580	$13,174
09/18	$13,751	$14,833	$15,181
09/19	$12,356	$15,464	$13,832
09/20	$11,933	$17,807	$13,885
09/21	$17,579	$23,149	$20,506
09/22	$13,856	$19,568	$15,687
09/23	$15,805	$23,798	$17,088
09/24	$20,004	$32,449	$21,661
03/25	$17,641	$31,811	$19,674

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 12/29/2015
SCB Class	-11.81%	-7.64%	14.16%	6.33%
S&P 500 Index	-1.97%	8.25%	18.59%	13.31%
Russell 2000 Index	-9.18%	-4.01%	13.27%	7.58%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SCRSX-S for the most recent performance information.

SCB Class: SCRSX

1

Key Portfolio Statistics

Net Assets	$633,872,125
# of Portfolio Holdings	251
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$2,855,257

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Insmed, Inc.	$5,306,809	0.8%
Mueller Industries, Inc.	$5,169,145	0.8%
Commvault Systems, Inc.	$4,917,064	0.8%
Option Care Health, Inc.	$4,851,410	0.8%
TXNM Energy, Inc.	$4,821,222	0.8%
Magnolia Oil & Gas Corp. - Class A	$4,689,772	0.7%
Jackson Financial, Inc. - Class A	$4,633,369	0.7%
ACI Worldwide, Inc.	$4,484,032	0.7%
Hamilton Lane, Inc. - Class A	$4,335,217	0.7%
SPX Technologies, Inc.	$4,319,796	0.7%
Total	$47,527,836	7.5%

Sector Breakdown

Value	Value
Financials	18.7%
Industrials	17.6%
Health Care	16.5%
Information Technology	13.9%
Consumer Discretionary	9.3%
Real Estate	6.0%
Energy	4.8%
Consumer Staples	2.9%
Materials	2.9%
Utilities	2.8%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	0.6%

SCB Class: SCRSX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SCRSX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SCRSX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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SCB Class: SCRSX

3

SCC-SCB-0154-0325

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BERNSTEIN FUND, INC.

Small Cap Core Portfolio

International Small Cap Portfolio

International Strategic Equities Portfolio

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

MARCH 31, 2025

Before investing in any portfolio of the Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

This shareholder report must be preceded or accompanied by the Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–97.9%

Financials–18.7%
Banks–10.7%
1st Source Corp.	54,177	$3,240,326
Amalgamated Financial Corp.	80,800	2,323,000
Associated Banc-Corp.	176,370	3,973,616
Bank of Marin Bancorp	81,880	1,807,092
BankUnited, Inc.	107,319	3,696,066
Comerica, Inc.	27,690	1,635,371
First BanCorp/Puerto Rico	200,650	3,846,461
First Bancorp/Southern Pines NC	82,830	3,324,796
First Hawaiian, Inc.	115,700	2,827,708
Heritage Financial Corp./WA	134,310	3,267,762
Independent Bank Corp.	61,612	3,859,992
International Bancshares Corp.	64,330	4,056,650
Nicolet Bankshares, Inc.	28,709	3,128,133
Northeast Bank	20,041	1,834,553
Pacific Premier Bancorp, Inc.	163,250	3,480,490
Pathward Financial, Inc.	22,790	1,662,531
Peoples Bancorp, Inc./OH	101,745	3,017,757
Republic Bancorp, Inc./KY–Class A	38,350	2,447,497
Texas Capital Bancshares, Inc.(a)	53,960	4,030,812
TriCo Bancshares	76,763	3,068,217
WesBanco, Inc.	107,064	3,314,701
WSFS Financial Corp.	77,810	4,036,005

		67,879,536

Capital Markets–1.9%
Federated Hermes, Inc.	74,490	3,036,957
Hamilton Lane, Inc.–Class A	29,160	4,335,217
Houlihan Lokey, Inc.	19,756	3,190,594
PJT Partners, Inc.–Class A	12,270	1,691,788

		12,254,556

Consumer Finance–0.9%
Dave, Inc.(a)	35,567	2,939,968
PROG Holdings, Inc.	94,420	2,511,572

		5,451,540

Financial Services–2.7%
Jackson Financial, Inc.–Class A	55,304	4,633,369
Mr. Cooper Group, Inc.(a)	29,881	3,573,768
NCR Atleos Corp.(a)	124,058	3,272,650
Payoneer Global, Inc.(a)	499,332	3,650,117
Shift4 Payments, Inc.–Class A(a)	21,890	1,788,632

		16,918,536

Insurance–1.7%
Assured Guaranty Ltd.	35,420	3,120,502
Employers Holdings, Inc.	32,740	1,657,954
Genworth Financial, Inc.(a)	398,900	2,828,201
Hanover Insurance Group, Inc. (The)	18,138	$3,155,105

		10,761,762

Mortgage Real Estate Investment Trusts (REITs)–0.8%
Chimera Investment Corp.	217,276	2,787,651
MFA Financial, Inc.	236,640	2,427,926

		5,215,577

		118,481,507

Industrials–17.6%
Aerospace & Defense–1.3%
AeroVironment, Inc.(a)	17,510	2,087,017
Curtiss-Wright Corp.	9,760	3,096,555
Leonardo DRS, Inc.	81,590	2,682,679

		7,866,251

Building Products–1.8%
Apogee Enterprises, Inc.	33,880	1,569,661
Gibraltar Industries, Inc.(a)	33,761	1,980,420
Knife River Corp.(a)	37,920	3,420,763
Masterbrand, Inc.(a)	172,050	2,246,973
UFP Industries, Inc.	21,077	2,256,082

		11,473,899

Commercial Services & Supplies–1.6%
ABM Industries, Inc.	66,670	3,157,491
ACCO Brands Corp.	218,450	915,306
Liquidity Services, Inc.(a)	92,290	2,861,913
Steelcase, Inc.–Class A	274,000	3,003,040

		9,937,750

Construction & Engineering–2.4%
Construction Partners, Inc.–Class A(a)	32,882	2,363,229
Fluor Corp.(a)	99,570	3,566,597
Granite Construction, Inc.	19,810	1,493,674
IES Holdings, Inc.(a)	11,770	1,943,345
MasTec, Inc.(a)	16,604	1,937,853
Matrix Service Co.(a)	98,990	1,230,446
Primoris Services Corp.	14,260	818,666
Sterling Infrastructure, Inc.(a)	16,670	1,887,211

		15,241,021

Electrical Equipment–0.5%
LSI Industries, Inc.	93,450	1,588,650
Powell Industries, Inc.	10,379	1,767,855

		3,356,505

Ground Transportation–0.3%
ArcBest Corp.	27,043	1,908,695

Machinery–3.3%
Blue Bird Corp.(a)	95,830	3,102,017
Gates Industrial Corp. PLC(a)	135,931	2,502,490
JBT Marel Corp.	26,090	3,188,198
Mueller Industries, Inc.	67,890	5,169,145
REV Group, Inc.	75,990	2,401,284
SPX Technologies, Inc.(a)	33,544	4,319,796

		20,682,930

2025 Semi-Annual Report	1

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Marine Transportation–1.1%
Kirby Corp.(a)	29,890	$3,019,189
Matson, Inc.	30,890	3,959,171

		6,978,360

Professional Services–3.6%
FTI Consulting, Inc.(a)	8,370	1,373,350
Heidrick & Struggles International, Inc.	50,780	2,174,907
Huron Consulting Group, Inc.(a)	26,330	3,777,038
ICF International, Inc.	20,170	1,713,845
Insperity, Inc.	32,560	2,905,329
Legalzoom.com, Inc.(a)	342,190	2,946,256
Upwork, Inc.(a)	251,280	3,279,204
Willdan Group, Inc.(a)	48,410	1,971,255
WNS Holdings Ltd.(a)	47,392	2,914,134

		23,055,318

Trading Companies & Distributors–1.7%
BlueLinx Holdings, Inc.(a)	21,100	1,582,078
Boise Cascade Co.	32,512	3,189,102
GMS, Inc.(a)	42,371	3,100,286
MRC Global, Inc.(a)	270,872	3,109,611

		10,981,077

		111,481,806

Health Care–16.5%
Biotechnology–7.9%
Akero Therapeutics, Inc.(a)	53,500	2,165,680
Apogee Therapeutics, Inc.(a)	48,610	1,816,070
ARS Pharmaceuticals, Inc.(a)	147,460	1,855,047
Ascendis Pharma A/S (ADR)(a)	13,427	2,092,732
Blueprint Medicines Corp.(a)	37,145	3,287,704
Bridgebio Pharma, Inc.(a)	76,310	2,638,037
CG oncology, Inc.(a)	65,530	1,604,830
Cullinan Therapeutics, Inc.(a)	167,770	1,270,019
Cytokinetics, Inc.(a)	68,520	2,753,819
Denali Therapeutics, Inc.(a)	116,830	1,588,304
Dianthus Therapeutics, Inc.(a)	86,160	1,562,942
Halozyme Therapeutics, Inc.(a)	63,042	4,022,710
Insmed, Inc.(a)	69,561	5,306,809
Korro Bio, Inc.(a)	53,030	923,252
Legend Biotech Corp. (ADR)(a)	44,080	1,495,634
Merus NV(a)	41,890	1,763,150
Metsera, Inc.(a)	54,780	1,491,112
MoonLake Immunotherapeutics(a)	43,000	1,680,010
Newamsterdam Pharma Co. NV(a)	83,981	1,719,091
Ultragenyx Pharmaceutical, Inc.(a)	43,614	1,579,263
Upstream Bio, Inc.(a)	193,620	1,184,954
Vaxcyte, Inc.(a)	51,870	1,958,611
Viking Therapeutics, Inc.(a)	64,220	1,550,913
Viridian Therapeutics, Inc.(a)	115,030	1,550,604
Xenon Pharmaceuticals, Inc.(a)	44,950	1,508,073

		50,369,370

Health Care Equipment & Supplies–3.1%
AtriCure, Inc.(a)	97,870	3,157,286
CONMED Corp.	35,329	$2,133,518
Integer Holdings Corp.(a)	14,900	1,758,349
Lantheus Holdings, Inc.(a)	35,930	3,506,768
Masimo Corp.(a)	19,000	3,165,400
OraSure Technologies, Inc.(a)	921,338	3,104,909
Orthofix Medical, Inc.(a)	58,070	947,122
Selectquote, Inc.(a)	475,550	1,588,337

		19,361,689

Health Care Providers & Services–3.4%
BrightSpring Health Services, Inc.(a)	110,170	1,992,975
GeneDx Holdings Corp.(a)	19,330	1,711,961
HealthEquity, Inc.(a)	38,570	3,408,431
Hims & Hers Health, Inc.(a)	99,640	2,944,362
Option Care Health, Inc.(a)	138,810	4,851,410
Pediatrix Medical Group, Inc.(a)	229,910	3,331,396
PROCEPT BioRobotics Corp.(a)	56,420	3,287,029

		21,527,564

Health Care Technology–0.4%
Teladoc Health, Inc.(a)	304,469	2,423,573

Pharmaceuticals–1.7%
Corcept Therapeutics, Inc.(a)	35,634	4,070,116
Harmony Biosciences Holdings, Inc.(a)	93,770	3,112,226
Phibro Animal Health Corp.–Class A	111,050	2,372,028
Rapport Therapeutics, Inc.(a)	124,040	1,244,121

		10,798,491

		104,480,687

Information Technology–13.9%
Communications Equipment–1.0%
ADTRAN Holdings, Inc.(a)	105,360	918,739
Calix, Inc.(a)	84,310	2,987,947
NETGEAR, Inc.(a)	91,290	2,232,953

		6,139,639

Electronic Equipment, Instruments & Components–3.3%
Arlo Technologies, Inc.(a)	124,620	1,229,999
Avnet, Inc.	57,780	2,778,640
Daktronics, Inc.(a)	132,690	1,616,164
Fabrinet(a)	17,830	3,521,603
Novanta, Inc.(a)	20,070	2,566,351
Plexus Corp.(a)	22,100	2,831,673
Sanmina Corp.(a)	50,976	3,883,352
TTM Technologies, Inc.(a)	133,670	2,741,572

		21,169,354

Semiconductors & Semiconductor Equipment–1.8%
Axcelis Technologies, Inc.(a)	24,090	1,196,550
MACOM Technology Solutions Holdings, Inc.(a)	24,990	2,508,496
Onto Innovation, Inc.(a)	11,850	1,437,879
Penguin Solutions, Inc.(a)	154,890	2,690,440
Photronics, Inc.(a)	107,750	2,236,890
Semtech Corp.(a)	39,590	1,361,896

		11,432,151

2	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Software–7.5%
ACI Worldwide, Inc.(a)	81,960	$4,484,032
AvidXchange Holdings, Inc.(a)	479,700	4,067,856
Box, Inc.–Class A(a)	98,040	3,025,514
Braze, Inc.–Class A(a)	94,734	3,418,003
Clearwater Analytics Holdings, Inc.–Class A(a)	159,260	4,268,168
Commvault Systems, Inc.(a)	31,168	4,917,064
Freshworks, Inc.–Class A(a)	217,630	3,070,759
Intapp, Inc.(a)	40,350	2,355,633
LiveRamp Holdings, Inc.(a)	142,202	3,717,160
Olo, Inc.–Class A(a)	414,390	2,502,916
OneSpan, Inc.	106,400	1,622,600
Ooma, Inc.(a)	102,880	1,346,699
Progress Software Corp.	24,581	1,266,167
Qualys, Inc.(a)	22,150	2,789,349
SEMrush Holdings, Inc.–Class A(a)	120,160	1,121,093
SPS Commerce, Inc.(a)	26,600	3,530,618

		47,503,631

Technology Hardware, Storage & Peripherals–0.3%
ACV Auctions, Inc.–Class A(a)	141,860	1,998,808

		88,243,583

Consumer Discretionary–9.3%
Automobile Components–0.9%
American Axle & Manufacturing Holdings, Inc.(a)	352,500	1,434,675
Modine Manufacturing Co.(a)	29,360	2,253,380
Visteon Corp.(a)	27,170	2,108,935

		5,796,990

Automobiles–0.3%
Winnebago Industries, Inc.	46,866	1,615,002

Diversified Consumer Services–1.5%
Coursera, Inc.(a)	253,580	1,688,843
Frontdoor, Inc.(a)	72,800	2,796,976
Graham Holdings Co.–Class B	3,140	3,017,100
Udemy, Inc.(a)	277,100	2,150,296

		9,653,215

Hotels, Restaurants & Leisure–1.9%
Accel Entertainment, Inc.(a)	182,450	1,809,904
Brinker International, Inc.(a)	22,320	3,326,796
International Game Technology PLC	102,210	1,661,935
Portillo’s, Inc.–Class A(a)	123,130	1,464,016
Rush Street Interactive, Inc.(a)	256,558	2,750,302
Travel & Leisure Co.	21,981	1,017,500

		12,030,453

Household Durables–1.9%
Champion Homes, Inc.(a)	20,600	1,952,056
Hovnanian Enterprises, Inc.–Class A(a)	12,510	1,309,922
KB Home	46,740	2,716,529
Taylor Morrison Home Corp.(a)	63,471	3,810,799
Tri Pointe Homes, Inc.(a)	75,970	2,424,962

		12,214,268

Leisure Products–0.1%
Acushnet Holdings Corp.	11,960	$821,174

Specialty Retail–2.0%
Boot Barn Holdings, Inc.(a)	29,880	3,210,008
Build-A-Bear Workshop, Inc.	50,820	1,888,979
Genesco, Inc.(a)	56,950	1,209,049
Group 1 Automotive, Inc.	10,500	4,010,475
Urban Outfitters, Inc.(a)	40,750	2,135,300

		12,453,811

Textiles, Apparel & Luxury Goods–0.7%
G-III Apparel Group Ltd.(a)	78,930	2,158,736
Kontoor Brands, Inc.	35,840	2,298,419

		4,457,155

		59,042,068

Real Estate–6.0%
Diversified REITs–0.8%
Alexander & Baldwin, Inc.	83,620	1,440,773
Broadstone Net Lease, Inc.	105,660	1,800,446
Empire State Realty Trust, Inc.–Class A	270,780	2,117,499

		5,358,718

Health Care REITs–0.5%
Sabra Health Care REIT, Inc.	201,080	3,512,867

Hotel & Resort REITs–1.2%
RLJ Lodging Trust	372,049	2,935,467
Ryman Hospitality Properties, Inc.	34,910	3,192,170
Summit Hotel Properties, Inc.	226,770	1,226,826

		7,354,463

Industrial REITs–1.0%
First Industrial Realty Trust, Inc.	41,766	2,253,693
Innovative Industrial Properties, Inc.	25,210	1,363,609
STAG Industrial, Inc.	68,114	2,460,278

		6,077,580

Office REITs–0.3%
COPT Defense Properties	60,510	1,650,108

Real Estate Management & Development–0.3%
Forestar Group, Inc.(a)	104,720	2,213,781

Retail REITs–1.6%
Acadia Realty Trust	148,260	3,106,047
NETSTREIT Corp.	125,110	1,982,994
Tanger, Inc.	80,670	2,725,839
Urban Edge Properties	124,290	2,361,510

		10,176,390

Specialized REITs–0.3%
National Storage Affiliates Trust	46,930	1,849,042

		38,192,949

Energy–4.8%
Energy Equipment & Services–1.7%
Cactus, Inc.–Class A	84,330	3,864,844

2025 Semi-Annual Report	3

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Patterson-UTI Energy, Inc.	513,600	$4,221,792
Ranger Energy Services, Inc.–Class A	194,770	2,763,786

		10,850,422

Oil, Gas & Consumable Fuels–3.1%
Gulfport Energy Corp.(a)	15,320	2,821,025
HF Sinclair Corp.	46,322	1,523,067
Magnolia Oil & Gas Corp.–Class A	185,660	4,689,772
Matador Resources Co.	65,190	3,330,557
Northern Oil & Gas, Inc.	116,600	3,524,818
Peabody Energy Corp.	164,990	2,235,615
Teekay Corp., Ltd.	269,660	1,771,666

		19,896,520

		30,746,942

Consumer Staples–2.9%
Consumer Staples Distribution & Retail–0.3%
Andersons, Inc. (The)	39,800	1,708,614

Food Products–1.8%
Cal-Maine Foods, Inc.	34,090	3,098,781
Dole PLC	232,900	3,365,405
Mission Produce, Inc.(a)	121,240	1,270,595
Nomad Foods Ltd.	88,270	1,734,506
Vital Farms, Inc.(a)	57,840	1,762,385

		11,231,672

Household Products–0.3%
WD-40 Co.	8,430	2,056,920

Personal Care Products–0.5%
BellRing Brands, Inc.(a)	46,220	3,441,541

		18,438,747

Materials–2.9%
Chemicals–1.6%
AdvanSix, Inc.	120,230	2,723,209
Ecovyst, Inc.(a)	336,550	2,086,610
Element Solutions, Inc.	108,580	2,454,994
Methanex Corp.	47,260	1,658,353
Rayonier Advanced Materials, Inc.(a)	205,470	1,181,453

		10,104,619

Construction Materials–0.3%
United States Lime & Minerals, Inc.	21,070	1,862,167

Containers & Packaging–0.2%
Pactiv Evergreen, Inc.	80,960	1,458,090

Metals & Mining–0.8%
Alpha Metallurgical Resources, Inc.(a)	9,433	1,181,483
Olympic Steel, Inc.	51,660	1,628,323
Worthington Steel, Inc.	84,470	2,139,625

		4,949,431

		18,374,307

Utilities–2.8%
Electric Utilities–1.5%
Genie Energy Ltd.–Class B	91,968	$1,384,118
IDACORP, Inc.	26,460	3,075,181
TXNM Energy, Inc.	90,150	4,821,222

		9,280,521

Gas Utilities–1.3%
Chesapeake Utilities Corp.	29,990	3,851,616
Southwest Gas Holdings, Inc.	27,897	2,003,005
UGI Corp.	70,364	2,326,937

		8,181,558

		17,462,079

Communication Services–2.5%
Diversified Telecommunication Services–0.1%
Lumen Technologies, Inc.(a)	238,650	935,508

Interactive Media & Services–1.4%
EverQuote, Inc.–Class A(a)	53,250	1,394,618
Outbrain, Inc.(a)	252,090	940,296
Vimeo, Inc.(a)	483,409	2,542,731
Yelp, Inc.(a)	102,165	3,783,170

		8,660,815

Media–1.0%
Criteo SA (Sponsored ADR)(a)	64,840	2,295,984
Gambling.com Group Ltd.(a)	113,120	1,427,574
Nexstar Media Group, Inc.	3,508	628,704
Scholastic Corp.	89,560	1,690,893

		6,043,155

		15,639,478

Total Common Stocks (cost $588,702,186)		620,584,153

SHORT-TERM INVESTMENTS–1.5%
Investment Companies–1.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.20%(b)(c)(d) (cost $9,783,993)	9,783,993	9,783,993

Total Investments—99.4% (cost $598,486,179)		630,368,146

Other assets less liabilities—0.6%		3,503,979

Net Assets—100.0%		$633,872,125

4	Bernstein Fund, Inc.

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	145	June 2025	$14,696,475	$(243,530)

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Affiliated investments.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

2025 Semi-Annual Report	5

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–96.8%

Industrials–20.7%
Aerospace & Defense–3.6%
Babcock International Group PLC	773,664	$7,280,646
Bombardier, Inc.–Class B(a)	37,675	2,120,094
Chemring Group PLC	468,234	2,254,342
Hanwha Aerospace Co., Ltd.	17,415	7,482,951
Korea Aerospace Industries Ltd.	89,213	4,582,484
Saab AB–Class B	318,093	12,507,231

		36,227,748

Air Freight & Logistics–0.9%
Hamakyorex Co., Ltd.	268,200	2,308,570
Logista Integral SA	213,071	6,771,732

		9,080,302

Building Products–0.2%
Inwido AB	125,003	2,509,278

Commercial Services & Supplies–0.9%
Elis SA(a)	282,491	6,308,747
Mitie Group PLC	1,478,319	2,208,108
Societe BIC SA(a)	5,799	392,531

		8,909,386

Construction & Engineering–2.0%
Balfour Beatty PLC	1,999,343	11,208,701
Kalpataru Projects International Ltd.	214,207	2,434,459
Morgan Sindall Group PLC	46,370	1,988,826
Norconsult Norge AS	595,756	2,497,252
Ventia Services Group Pty Ltd.	1,007,176	2,545,600

		20,674,838

Electrical Equipment–1.9%
Hyosung Heavy Industries Corp.	18,726	5,586,135
Nexans SA(a)	83,206	8,168,594
TKH Group NV	154,317	6,071,758

		19,826,487

Ground Transportation–1.1%
Dubai Taxi Co. PJSC	2,822,288	1,913,500
Maruzen Showa Unyu Co., Ltd.	56,500	2,273,628
Nikkon Holdings Co., Ltd.	182,700	3,284,229
Sakai Moving Service Co., Ltd.	117,900	1,969,527
Seino Holdings Co., Ltd.	143,600	2,214,573

		11,655,457

Industrial Conglomerates–1.0%
Bidvest Group Ltd.	641,735	8,242,628
Reunert Ltd.	497,802	1,643,955

		9,886,583

Machinery–6.1%
DMG Mori Co., Ltd.	268,400	$5,242,539
Ebara Corp.	174,100	2,649,902
ESAB India Ltd.	31,152	1,650,997
HD Hyundai Construction Equipment Co., Ltd.	115,303	5,176,352
Hyundai Rotem Co., Ltd.	117,279	8,434,627
Kawasaki Heavy Industries Ltd.	203,900	12,307,413
KION Group AG	175,883	7,375,867
Krones AG	17,577	2,397,241
Makino Milling Machine Co., Ltd.	87,600	6,874,227
Shibaura Machine Co., Ltd.	82,400	1,987,402
Tocalo Co., Ltd.	202,100	2,256,947
Tsubakimoto Chain Co.	185,500	2,299,271
Tsugami Corp.	255,200	3,132,325

		61,785,110

Marine Transportation–0.2%
Hoegh Autoliners ASA	172,061	1,260,192
Wallenius Wilhelmsen ASA	175,781	1,220,675

		2,480,867

Passenger Airlines–0.7%
JET2 PLC	411,807	6,590,878

Professional Services–0.9%
JAC Recruitment Co., Ltd.	488,300	2,639,262
MEITEC Group Holdings, Inc.	118,500	2,313,370
NICE Information Service Co., Ltd.	247,200	1,961,086
Persol Holdings Co., Ltd.	1,333,600	2,222,050

		9,135,768

Trading Companies & Distributors–0.1%
Russel Metals, Inc.	35,998	983,344

Transportation Infrastructure–1.1%
Grupo Aeroportuario del Centro Norte SAB de CV	1,015,817	9,977,240
Gujarat Pipavav Port Ltd.	873,632	1,404,290

		11,381,530

		211,127,576

Financials–13.4%
Banks–7.2%
Alpha Services & Holdings SA	3,190,876	7,663,933
AU Small Finance Bank Ltd.(b)	709,557	4,394,810
Banco de Sabadell SA	3,294,266	9,249,159
Bank of Ireland Group PLC	740,106	8,744,584
BAWAG Group AG(b)	138,517	14,289,961
BNK Financial Group, Inc.	348,397	2,443,758
City Union Bank Ltd.	1,386,602	2,562,199
Dah Sing Banking Group Ltd.–Class H	2,059,200	2,270,225
Dah Sing Financial Holdings Ltd.–Class H	641,200	2,400,777
Juroku Financial Group, Inc.	75,700	2,464,551
Mebuki Financial Group, Inc.	2,710,100	13,301,772
Seven Bank Ltd.	525,000	985,600
Sydbank AS	38,893	2,439,888

		73,211,217

6	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Capital Markets–1.2%
Alpha Group International PLC(b)	76,313	$2,494,005
Anima Holding SpA(b)	319,147	2,416,478
Polar Capital Holdings PLC	303,247	1,672,641
Sdiptech AB–Class B(a)	65,731	1,203,872
Tel Aviv Stock Exchange Ltd.	185,237	2,183,710
XPS Pensions Group PLC(b)	487,175	2,352,657

		12,323,363

Consumer Finance–1.2%
Credit Saison Co., Ltd.	349,800	8,314,153
FinVolution Group (ADR)	231,160	2,226,071
Jaccs Co., Ltd.	64,000	1,680,633

		12,220,857

Financial Services–2.0%
BFF Bank SpA(b)	204,865	1,695,684
Genertec Universal Medical Group Co., Ltd.–Class H(a)(b)	3,259,500	2,194,164
L&T Finance Ltd.	4,832,458	8,634,160
OSB Group PLC	1,154,495	6,456,935
Timbercreek Financial Corp.	391,512	1,782,011

		20,762,954

Insurance–1.8%
Beazley PLC	252,484	3,040,849
Coface SA(a)	138,106	2,648,681
Hiscox Ltd.	485,452	7,374,488
Protector Forsikring ASA	87,916	2,839,163
Santam Ltd.	101,420	2,064,023

		17,967,204

		136,485,595

Information Technology–12.4%
Communications Equipment–0.6%
Arcadyan Technology Corp.(a)	181,000	1,240,613
Ituran Location & Control Ltd.	69,223	2,503,104
VTech Holdings Ltd.–Class H	254,800	1,868,668

		5,612,385

Electronic Equipment, Instruments & Components–3.3%
BOE Varitronix Ltd.–Class H	1,352,000	990,241
Canon Marketing Japan, Inc.	25,900	883,368
DataTec Ltd.	556,639	1,685,552
E Ink Holdings, Inc.(a)	1,307,000	10,640,028
Elite Material Co., Ltd.(a)	323,000	5,410,018
Kaga Electronics Co., Ltd.	97,700	1,761,362
Lotes Co., Ltd.(a)	147,000	6,219,795
Mycronic AB	58,740	2,466,363
Nippon Ceramic Co., Ltd.	132,000	2,535,048
Test Research, Inc.(a)	403,000	1,347,536

		33,939,311

IT Services–3.6%
BIPROGY, Inc.	261,400	8,067,964
Cyient Ltd.	334,614	4,899,984
Digital Garage, Inc.	335,000	10,358,975
Future Corp.	185,800	$2,156,675
Indra Sistemas SA	95,551	2,769,867
Mastek Ltd.	175,389	4,436,813
NSD Co., Ltd.	46,600	1,043,883
One Software Technologies Ltd.	111,913	2,074,497
Sonata Software Ltd.(a)	222,408	893,764

		36,702,422

Semiconductors & Semiconductor Equipment–3.4%
Elan Microelectronics Corp.	373,000	1,545,647
Faraday Technology Corp.(a)	217,497	1,429,052
King Yuan Electronics Co., Ltd.(a)	1,439,000	3,905,237
Melexis NV	36,087	2,031,997
Nanya Technology Corp.(a)	4,082,000	4,688,927
Rorze Corp.	551,600	5,267,905
Sanken Electric Co., Ltd.(a)	157,700	7,200,275
Sino-American Silicon Products, Inc.	359,000	1,231,255
Sitronix Technology Corp.(a)	84,000	492,032
Tokyo Seimitsu Co., Ltd.	122,800	6,650,758

		34,443,085

Software–1.0%
Atoss Software SE	16,757	2,278,917
Birlasoft Ltd.	119,376	535,449
Systena Corp.	937,000	2,270,649
Technology One Ltd.	134,758	2,370,292
Truecaller AB–Class B	209,573	1,421,623
WingArc1st, Inc.	69,800	1,608,676

		10,485,606

Technology Hardware, Storage & Peripherals–0.5%
Chicony Electronics Co., Ltd.	371,000	1,899,002
Toshiba TEC Corp.	96,800	1,740,769
Wacom Co., Ltd.	479,700	1,838,538

		5,478,309

		126,661,118

Consumer Discretionary–12.2%
Automobile Components–1.7%
Amotiv Ltd.	281,455	1,576,136
Banco Products India Ltd.	164,929	656,843
Forvia SE(a)	393,602	3,229,887
Mahle Metal Leve SA	388,900	1,934,124
Niterra Co., Ltd.	84,000	2,562,451
PWR Holdings Ltd.	300,167	1,284,584
SAF-Holland SE	121,248	2,154,086
Schaeffler AG	340,771	1,416,913
Toyota Boshoku Corp.	179,200	2,389,668

		17,204,692

Automobiles–0.3%
Piaggio & C SpA	1,631,894	3,385,227

Broadline Retail–0.3%
Puuilo Oyj	201,555	2,477,993

Diversified Consumer Services–0.2%
ME GROUP INTERNATIONAL PLC	870,089	2,175,568

2025 Semi-Annual Report	7

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure–1.4%
Atour Lifestyle Holdings Ltd. (ADR)	67,935	$1,925,957
Betsson AB–Class B(a)	155,136	2,403,674
Domino’s Pizza Group PLC	453,313	1,660,667
Jollibee Foods Corp.	1,625,930	6,819,104
Jumbo Interactive Ltd.	219,868	1,458,035

		14,267,437

Household Durables–1.8%
Bellway PLC	198,698	6,123,066
Casio Computer Co., Ltd.	754,100	6,160,360
Cury Construtora e Incorporadora SA	511,000	2,198,398
GN Store Nord AS(a)	257,840	4,033,111

		18,514,935

Leisure Products–2.1%
BRP, Inc.	108,378	3,659,419
Sankyo Co., Ltd.	174,200	2,545,594
Sega Sammy Holdings, Inc.	515,000	9,944,010
Technogym SpA(b)	201,105	2,597,392
Tsuburaya Fields Holdings, Inc.	250,900	2,934,763

		21,681,178

Specialty Retail–0.9%
ABC-Mart, Inc.	346,400	6,462,892
Pet Valu Holdings Ltd.	110,209	2,028,725

		8,491,617

Textiles, Apparel & Luxury Goods–3.5%
Arvind Ltd.	1,692,845	6,246,841
Asics Corp.	336,600	7,138,465
Burberry Group PLC(a)	428,233	4,313,525
HUGO BOSS AG	87,237	3,316,584
JNBY Design Ltd.–Class H(b)	1,158,000	2,207,927
Li Ning Co., Ltd.–Class H	2,137,000	4,386,235
Makalot Industrial Co., Ltd.	201,140	1,866,600
Marimekko Oyj	129,463	1,789,051
Mavi Giyim Sanayi Ve Ticaret AS–Class B(b)	523,141	954,315
Xtep International Holdings Ltd.–Class H	5,621,500	3,666,506

		35,886,049

		124,084,696

Materials–9.6%
Chemicals–4.1%
Castrol India Ltd.	888,568	2,093,557
Dongjin Semichem Co., Ltd.	82,423	1,654,145
FUCHS SE (Preference Shares)	41,601	2,004,407
Fufeng Group Ltd.–Class H	3,349,000	2,627,788
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,139,453	6,545,426
Gulf Oil Lubricants India Ltd.	120,343	1,609,055
Kuraray Co., Ltd.	656,700	8,092,163
Omnia Holdings Ltd.	512,487	1,886,604
TKG Huchems Co., Ltd.	149,759	1,600,909
Tosoh Corp.	440,700	6,064,266
Zeon Corp.	774,700	7,777,736

		41,956,056

Construction Materials–0.2%
Shinagawa Refractories Co., Ltd.	167,600	$1,910,211

Containers & Packaging–1.0%
EPL Ltd.	2,234,899	5,246,716
Rengo Co., Ltd.	941,600	4,997,603

		10,244,319

Metals & Mining–3.9%
APERAM SA	175,049	5,703,617
Capstone Copper Corp.(a)	1,117,415	5,753,827
Centerra Gold, Inc.	324,286	2,057,421
Champion Iron Ltd.	308,636	943,414
Endeavour Mining PLC	303,201	7,285,842
Labrador Iron Ore Royalty Corp.	96,584	1,974,567
Lundin Mining Corp.	830,623	6,730,179
Pan African Resources PLC	4,942,273	2,710,084
Perenti Ltd.	2,474,313	2,074,337
Shougang Fushan Resources Group Ltd.–Class H	5,230,000	1,701,255
SSAB AB–Class B	396,581	2,416,421

		39,350,964

Paper & Forest Products–0.4%
Interfor Corp.(a)	390,424	4,056,036

		97,517,586

Health Care–7.1%
Biotechnology–2.4%
BioGaia AB–Class B	207,151	2,268,979
Clinuvel Pharmaceuticals Ltd.	278,408	1,999,707
GNI Group Ltd.(a)	325,000	4,578,220
Hugel, Inc.(a)	53,260	12,153,215
PeptiDream, Inc.(a)	147,900	2,164,628
Takara Bio, Inc.	313,900	1,738,642

		24,903,391

Health Care Equipment & Supplies–1.1%
ConvaTec Group PLC(b)	2,460,841	8,220,567
Japan Lifeline Co., Ltd.	279,300	2,853,463

		11,074,030

Health Care Providers & Services–0.3%
Chularat Hospital PCL	19,549,900	979,656
Odontoprev SA	1,066,380	1,950,951

		2,930,607

Life Sciences Tools & Services–0.1%
Chemometec A/S	8,572	618,032

Pharmaceuticals–3.2%
Ajanta Pharma Ltd.	63,528	1,928,607
Chong Kun Dang Pharmaceutical Corp.	26,884	1,426,988
Consun Pharmaceutical Group Ltd.–Class H	2,173,000	2,576,784
Faes Farma SA(a)	518,910	2,202,307
H Lundbeck A/S	382,224	1,925,701
Hikma Pharmaceuticals PLC	284,021	7,174,958
Hypera SA	965,000	3,275,600
Laboratorios Farmaceuticos Rovi SA(a)	69,220	3,859,252

8	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Mega Lifesciences PCL	2,049,000	$1,766,640
Procter & Gamble Health Ltd.	34,872	2,112,985
Sanofi India Ltd.	21,669	1,446,488
United Laboratories International Holdings Ltd. (The)–Class H	1,534,000	2,886,839

		32,583,149

		72,109,209

Communication Services–5.6%
Diversified Telecommunication Services–0.4%
Gamma Communications PLC	118,657	1,857,694
NOS SGPS SA(a)	465,130	2,215,472

		4,073,166

Entertainment–2.1%
GungHo Online Entertainment, Inc.	357,600	6,992,744
International Games System Co., Ltd.	379,400	8,932,627
NetDragon Websoft Holdings Ltd.–Class H	1,829,500	2,396,908
Soft-World International Corp.	295,000	955,167
Tips Music Ltd.	232,031	1,714,865

		20,992,311

Interactive Media & Services–1.0%
Kakaku.com, Inc.	426,800	6,112,801
Rightmove PLC	303,526	2,702,333
SOOP Co., Ltd.	23,333	1,297,259

		10,112,393

Media–2.1%
4imprint Group PLC	28,795	1,396,642
Criteo SA (Sponsored ADR)(a)	217,993	7,719,132
Kadokawa Corp.	238,800	5,709,791
Stroeer SE & Co. KGaA	120,157	7,033,173

		21,858,738

		57,036,608

Energy–5.1%
Energy Equipment & Services–1.5%
Aker Solutions ASA	370,942	1,192,359
CES Energy Solutions Corp.	212,373	1,092,082
Dayang Enterprise Holdings Bhd	3,926,900	1,739,969
Trican Well Service Ltd.	659,433	2,135,407
Vallourec SACA	464,890	8,752,808

		14,912,625

Oil, Gas & Consumable Fuels–3.6%
Baytex Energy Corp.	2,425,910	5,377,612
Beach Energy Ltd.	7,700,487	6,963,689
BW LPG Ltd.(b)	206,206	2,244,194
Etablissements Maurel et Prom SA(a)	198,169	1,036,853
Hafnia Ltd.	325,062	1,340,519
Headwater Exploration, Inc.	444,554	1,992,546
Oil India Ltd.	1,084,639	4,858,592
Oil Refineries Ltd.	3,674,919	874,208
Petronet LNG Ltd.	1,269,826	4,337,568
Petroreconcavo SA	807,300	$2,332,865
San-Ai Obbli Co., Ltd.	84,300	971,882
Secure Waste Infrastructure Corp.	199,328	2,171,893
Serica Energy PLC	861,236	1,492,006
Thungela Resources Ltd.	149,751	826,173
Viva Energy Group Ltd.(b)	324,394	348,637

		37,169,237

		52,081,862

Real Estate–4.6%
Diversified REITs–0.6%
British Land Co. PLC (The)	411,264	1,969,096
H&R Real Estate Investment Trust	276,455	1,930,699
Sekisui House Reit, Inc.	4,330	2,302,916

		6,202,711

Health Care REITs–0.8%
Assura PLC	12,494,616	7,498,087

Office REITs–0.4%
AREIT, Inc.	3,598,100	2,483,616
CLS Holdings PLC	2,009,933	1,818,571

		4,302,187

Real Estate Management & Development–1.4%
Deyaar Development PJSC	8,022,926	1,980,625
Kerry Properties Ltd.–Class H	1,104,000	2,604,642
Starts Corp., Inc.	98,000	2,576,168
TAG Immobilien AG	535,724	7,304,976

		14,466,411

Residential REITs–0.2%
Morguard North American Residential Real Estate Investment Trust	183,243	2,210,554

Retail REITs–1.2%
Charter Hall Retail REIT	2,438,356	5,488,172
Hamborner REIT AG	262,888	1,705,737
Sasseur Real Estate Investment Trust(b)	4,411,300	2,216,239
Wereldhave NV	139,114	2,408,385

		11,818,533

		46,498,483

Consumer Staples–4.2%
Beverages–2.0%
Carlsberg Brewery Malaysia Bhd–Class B	472,100	2,032,025
Coca-Cola Bottlers Japan Holdings, Inc.	412,800	6,731,921
Royal Unibrew A/S	118,870	9,464,475
Takara Holdings, Inc.	275,300	2,107,010

		20,335,431

Consumer Staples Distribution & Retail–0.3%
Axfood AB	38,802	871,634
Migros Ticaret AS	145,179	1,894,720

		2,766,354

2025 Semi-Annual Report	9

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Food Products–1.1%
Agthia Group PJSC(a)	1,043,284	$1,221,378
AVI Ltd.	389,546	1,887,228
Heritage Foods Ltd.	94,034	421,876
Hilton Food Group PLC	179,731	1,913,059
Nichirei Corp.	548,200	6,484,175

		11,927,716

Personal Care Products–0.8%
APR Corp./Korea(a)	131,280	6,282,849
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	53,839,500	1,817,198

		8,100,047

		43,129,548

Utilities–1.9%
Electric Utilities–0.1%
Enerjisa Enerji AS(b)	289,859	436,918

Gas Utilities–0.0%
Gujarat State Petronet Ltd.	118,071	399,550

Independent Power and Renewable Electricity Producers–0.9%
Capital Power Corp.	257,851	8,570,247

Multi-Utilities–0.8%
Sembcorp Industries Ltd.	1,827,600	$8,553,006

Water Utilities–0.1%
Cia de Saneamento de Minas Gerais Copasa MG	352,700	1,220,693

		19,180,414

Total Common Stocks (cost $865,202,024)		985,912,695

SHORT-TERM INVESTMENTS–1.4%

Investment Companies–1.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.20%(c)(d)(e) (cost $14,104,974)	14,104,974	14,104,974

Total Investments—98.2% (cost $879,306,998)		1,000,017,669

Other assets less liabilities—1.8%		18,451,062

Net Assets—100.0%		$1,018,468,731

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	BRL	35,165	USD	6,061	04/02/2025	$(101,275)

Bank of America NA	USD	6,124	BRL	35,165	04/02/2025	38,366

Bank of America NA	MXN	104,732	USD	5,135	04/09/2025	22,010

Bank of America NA	USD	36,589	AUD	59,070	04/09/2025	322,938

Bank of America NA	USD	3,997	JPY	599,102	04/24/2025	7,387

Bank of America NA	USD	2,579	PHP	148,132	04/29/2025	6,052

Bank of America NA	USD	29,889	CHF	26,459	05/09/2025	150,070

Bank of America NA	GBP	25,688	USD	33,197	05/16/2025	16,574

Bank of America NA	USD	9,133	INR	796,878	05/22/2025	154,756

Bank of America NA	USD	3,300	CNH	23,873	06/05/2025	(291)

Barclays Capital, Inc.	USD	2,835	CAD	4,111	04/11/2025	23,211

Barclays Capital, Inc.	SEK	29,463	USD	2,785	04/16/2025	(148,689)

Barclays Capital, Inc.	USD	5,908	SEK	65,420	04/16/2025	605,688

Barclays Capital, Inc.	KRW	3,865,798	USD	2,656	04/17/2025	31,804

Barclays Capital, Inc.	USD	2,798	KRW	4,038,168	04/17/2025	(56,702)

Barclays Capital, Inc.	USD	2,562	TRY	96,187	04/17/2025	(75,460)

Barclays Capital, Inc.	JPY	1,186,074	USD	8,077	04/24/2025	149,780

Barclays Capital, Inc.	EUR	4,031	USD	4,354	05/09/2025	(13,673)

Barclays Capital, Inc.	USD	2,789	GBP	2,159	05/16/2025	(86)

Barclays Capital, Inc.	USD	3,983	INR	345,645	05/22/2025	45,263

Barclays Capital, Inc.	USD	6,831	MYR	30,189	06/18/2025	(2,550)

BNP Paribas SA	BRL	15,785	USD	2,749	04/02/2025	(17,222)

BNP Paribas SA	USD	2,703	BRL	15,785	04/02/2025	62,873

10	Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

BNP Paribas SA	JPY	501,892	USD	3,389	04/24/2025	$34,521

BNP Paribas SA	USD	2,734	TWD	89,661	05/23/2025	(27,806)

Citibank NA	USD	3,302	SEK	33,178	04/16/2025	1,206

Citibank NA	JPY	3,022,249	USD	20,073	04/24/2025	(126,357)

Citibank NA	USD	3,752	EUR	3,433	05/09/2025	(31,934)

Citibank NA	USD	13,296	TWD	433,948	05/23/2025	(200,705)

Deutsche Bank AG	CAD	4,170	USD	2,883	04/11/2025	(16,226)

Deutsche Bank AG	JPY	866,822	USD	5,814	04/24/2025	20,749

Deutsche Bank AG	USD	2,680	JPY	394,102	04/24/2025	(45,900)

Goldman Sachs Bank USA	USD	4,123	AUD	6,639	04/09/2025	25,945

Goldman Sachs Bank USA	KRW	4,978,503	USD	3,463	04/17/2025	82,889

Goldman Sachs Bank USA	JPY	672,727	USD	4,486	04/24/2025	(10,688)

Goldman Sachs Bank USA	USD	9,356	JPY	1,383,714	04/24/2025	(108,220)

HSBC Bank USA	ILS	13,223	USD	3,647	04/09/2025	89,696

HSBC Bank USA	USD	2,800	CAD	3,994	04/11/2025	(23,474)

HSBC Bank USA	PHP	520,529	USD	8,833	04/29/2025	(250,612)

HSBC Bank USA	INR	235,299	USD	2,691	05/22/2025	(51,067)

HSBC Bank USA	TWD	122,762	USD	3,755	05/23/2025	50,883

JPMorgan Chase Bank	USD	2,650	EUR	2,430	05/09/2025	(17,104)

JPMorgan Chase Bank	GBP	2,413	USD	3,119	05/16/2025	2,647

Morgan Stanley Capital Services, Inc.	BRL	19,380	USD	3,375	04/02/2025	(21,144)

Morgan Stanley Capital Services, Inc.	USD	3,360	BRL	19,380	04/02/2025	35,658

Morgan Stanley Capital Services, Inc.	USD	15,373	ILS	54,625	04/09/2025	(679,168)

Morgan Stanley Capital Services, Inc.	USD	8,658	CAD	12,589	04/11/2025	94,107

Morgan Stanley Capital Services, Inc.	KRW	30,206,176	USD	20,658	04/17/2025	149,765

Morgan Stanley Capital Services, Inc.	USD	5,507	JPY	822,330	04/24/2025	(11,130)

Morgan Stanley Capital Services, Inc.	BRL	19,380	USD	3,342	05/05/2025	(33,599)

Morgan Stanley Capital Services, Inc.	EUR	47,899	USD	50,481	05/09/2025	(1,416,993)

Morgan Stanley Capital Services, Inc.	USD	3,236	EUR	2,983	05/09/2025	(3,771)

Standard Chartered Bank	KRW	17,666,445	USD	12,181	04/17/2025	186,107

Standard Chartered Bank	USD	10,277	KRW	14,749,236	04/17/2025	(263,373)

Standard Chartered Bank	TWD	87,883	USD	2,670	05/23/2025	17,707

State Street Bank & Trust Co.	AUD	4,113	USD	2,589	04/09/2025	18,361

State Street Bank & Trust Co.	USD	2,952	SEK	31,511	04/16/2025	185,340

State Street Bank & Trust Co.	KRW	5,005,477	USD	3,503	04/17/2025	104,689

State Street Bank & Trust Co.	USD	2,978	KRW	4,359,523	04/17/2025	(18,140)

State Street Bank & Trust Co.	JPY	570,279	USD	3,860	04/24/2025	48,664

State Street Bank & Trust Co.	EUR	2,857	USD	3,118	05/09/2025	22,737

State Street Bank & Trust Co.	INR	286,840	USD	3,296	05/22/2025	(46,966)

UBS	USD	2,558	NZD	4,566	04/09/2025	34,240

UBS	ZAR	162,480	USD	8,727	04/10/2025	(129,536)

UBS	SEK	33,065	USD	3,234	04/16/2025	(58,252)

UBS	USD	3,428	NOK	39,091	04/16/2025	287,185

UBS	USD	3,479	JPY	509,126	04/24/2025	(76,710)

UBS	USD	4,473	CNH	32,238	06/05/2025	(16,516)

						$(971,471)

2025 Semi-Annual Report	11

Schedule of Investments (continued)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $49,063,948 or 4.8% of net assets.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

SEK—Swedish Krona

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

PJSC—Public Joint Stock Company

REIT—Real Estate Investment Trust

See notes to financial statements.

12	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–99.0%

Financials–24.6%
Banks–18.8%
Banco Bilbao Vizcaya Argentaria SA	10,331,790	$141,003,814
Barclays PLC	58,567,810	220,216,824
BNP Paribas SA	982,720	82,135,070
China Merchants Bank Co., Ltd.–Class H(a)	22,102,000	131,041,801
Erste Group Bank AG	2,266,739	156,792,731
Industrial & Commercial Bank of China Ltd.–Class H	203,956,000	145,539,051
KB Financial Group, Inc.	1,839,630	99,714,772
NatWest Group PLC	13,462,910	79,490,165
Oversea-Chinese Banking Corp., Ltd.	3,129,700	40,110,303
Resona Holdings, Inc.	7,042,500	61,493,734
Societe Generale SA	2,030,020	91,582,086
Standard Chartered PLC	6,029,080	89,467,677
Sumitomo Mitsui Financial Group, Inc.	2,292,000	58,937,887
UniCredit SpA	1,766,010	99,129,823

		1,496,655,738

Capital Markets–3.2%
3i Group PLC	3,545,450	166,709,194
Singapore Exchange Ltd.	8,680,300	85,935,222

		252,644,416

Insurance–2.6%
NN Group NV	2,281,140	126,935,689
Ping An Insurance Group Co. of China Ltd.–Class H	6,575,000	39,245,854
Prudential PLC	3,841,820	41,457,135

		207,638,678

		1,956,938,832

Industrials–18.0%
Aerospace & Defense–4.0%
BAE Systems PLC	8,969,630	181,119,014
Saab AB–Class B	3,450,140	135,657,487

		316,776,501

Construction & Engineering–1.5%
WSP Global, Inc.	725,330	123,090,121

Electrical Equipment–5.9%
ABB Ltd. (REG)	1,643,440	84,798,095
Fuji Electric Co., Ltd.	2,097,000	89,646,230
Prysmian SpA	3,067,990	168,883,602
Schneider Electric SE	557,160	128,617,744

		471,945,671

Machinery–2.9%
Kawasaki Heavy Industries Ltd.	1,849,100	$111,611,753
Mitsubishi Heavy Industries Ltd.	7,007,300	120,340,451

		231,952,204

Passenger Airlines–0.9%
Turk Hava Yollari AO	8,392,860	68,737,466

Professional Services–2.8%
Computershare Ltd.	3,176,180	78,289,714
RELX PLC	2,886,050	144,968,081

		223,257,795

		1,435,759,758

Information Technology–12.4%
Electronic Equipment, Instruments & Components–0.6%
Largan Precision Co., Ltd.	639,000	46,023,443

IT Services–1.5%
Elm Co.	145,050	37,508,598
Wix.com Ltd.(a)	523,730	85,567,007

		123,075,605

Semiconductors & Semiconductor Equipment–6.8%
MediaTek, Inc.	3,049,000	131,413,257
Renesas Electronics Corp.	5,888,700	78,983,073
SK Hynix, Inc.	673,880	89,832,227
Taiwan Semiconductor Manufacturing Co., Ltd.	8,465,000	238,399,645

		538,628,202

Software–2.7%
SAP SE	809,240	216,835,531

Technology Hardware, Storage & Peripherals–0.8%
Samsung Electronics Co., Ltd.	1,582,580	62,742,115

		987,304,896

Consumer Discretionary–11.3%
Automobiles–2.6%
Honda Motor Co., Ltd.	12,372,700	111,967,644
Subaru Corp.	5,444,300	97,502,779

		209,470,423

Hotels, Restaurants & Leisure–2.0%
Amadeus IT Group SA	845,050	64,716,446
Booking Holdings, Inc.	21,410	98,633,943

		163,350,389

Household Durables–1.1%
Sony Group Corp.	3,348,000	84,714,407

Specialty Retail–3.1%
Industria de Diseno Textil SA	3,514,150	174,976,078
Pop Mart International Group Ltd.–Class H(b)	3,526,800	71,279,177

		246,255,255

2025 Semi-Annual Report	13

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods–2.5%
adidas AG	257,130	$60,646,781
Asics Corp.	3,769,700	79,946,146
Hermes International SCA	20,880	54,937,743

		195,530,670

		899,321,144

Health Care–8.5%
Health Care Equipment & Supplies–1.3%
ResMed, Inc.	4,677,300	103,888,051

Health Care Providers & Services–1.7%
Fresenius SE & Co. KGaA	3,219,839	137,466,604

Pharmaceuticals–5.5%
Novo Nordisk A/S–Class B	1,911,490	130,704,430
Roche Holding AG	508,760	167,446,959
Sanofi SA	1,230,920	136,289,711

		434,441,100

		675,795,755

Communication Services–6.9%
Diversified Telecommunication Services–1.3%
Deutsche Telekom AG (REG)	1,117,570	41,260,647
Nippon Telegraph & Telephone Corp.	60,521,500	58,492,296

		99,752,943

Entertainment–3.0%
Capcom Co., Ltd.	2,697,600	66,580,931
Konami Group Corp.	542,100	64,012,416
NetEase, Inc.–Class H	5,384,900	110,619,896

		241,213,243

Interactive Media & Services–2.1%
Tencent Holdings Ltd.–Class H	2,649,200	169,273,027

Wireless Telecommunication Services–0.5%
TIM SA/Brazil	13,502,800	42,592,224

		552,831,437

Consumer Staples–5.5%
Beverages–1.0%
Budweiser Brewing Co. APAC Ltd.–Class H(a)(b)	14,191,900	17,104,684
Eastroc Beverage Group Co., Ltd.–Class A(a)	1,149,119	39,479,431
Wuliangye Yibin Co., Ltd.–Class A	1,339,941	24,288,474

		80,872,589

Consumer Staples Distribution & Retail–4.2%
Dino Polska SA(a)(b)	466,380	54,436,491
Loblaw Cos. Ltd.	1,446,940	202,765,658
Tesco PLC	16,929,140	72,833,939

		330,036,088

Personal Care Products–0.3%
Unilever PLC	447,580	$26,705,763

		437,614,440

Energy–4.8%
Oil, Gas & Consumable Fuels–4.8%
ENEOS Holdings, Inc.	11,491,600	60,606,790
Petroleo Brasileiro SA (Preference Shares)	11,224,900	73,095,757
Repsol SA	6,750,490	89,629,780
Shell PLC	4,364,170	158,857,042

		382,189,369

Real Estate–3.3%
Real Estate Management & Development–2.7%
Aldar Properties PJSC	8,712,290	19,895,975
Emaar Properties PJSC	33,594,390	121,663,030
Mitsui Fudosan Co., Ltd.	8,033,700	71,942,385

		213,501,390

Retail REITs–0.6%
CapitaLand Integrated Commercial Trust(a)	33,576,000	52,175,462

		265,676,852

Utilities–2.2%
Electric Utilities–2.2%
Enel SpA	21,746,280	176,286,299

Materials–1.5%
Chemicals–0.5%
Yunnan Yuntianhua Co., Ltd.–Class A	12,106,800	38,174,049

Construction Materials–1.0%
CRH PLC	892,770	78,536,977

		116,711,026

Total Common Stocks (cost $6,377,952,687)		7,886,429,808

SHORT-TERM INVESTMENTS–0.1%
Investment Companies–0.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.20%(c)(d)(e) (cost $5,835,761)	5,835,761	5,835,761

Total Investments—99.1% (cost $6,383,788,448)		7,892,265,569

Other assets less liabilities—0.9%		69,691,703

Net Assets—100.0%		$7,961,957,272

14	Bernstein Fund, Inc.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	USD	49,097	MXN	1,001,381	04/09/2025	$(210,445)

Bank of America NA	SEK	218,068	USD	20,367	04/16/2025	(1,345,596)

Bank of America NA	USD	13,142	TRY	509,903	04/17/2025	39,984

Bank of America NA	JPY	5,186,713	USD	34,739	04/24/2025	73,662

Bank of America NA	USD	40,093	JPY	6,009,901	04/24/2025	74,106

Bank of America NA	USD	36,170	IDR	592,290,276	04/29/2025	(658,068)

Bank of America NA	CHF	21,937	USD	24,979	05/09/2025	73,594

Bank of America NA	USD	29,550	EUR	27,359	05/09/2025	92,499

Bank of America NA	USD	12,086	SGD	16,104	05/09/2025	(75,552)

Bank of America NA	USD	12,085	CLP	11,233,560	05/15/2025	(257,462)

Bank of America NA	USD	35,509	GBP	27,300	05/16/2025	(246,994)

Bank of America NA	USD	67,250	INR	5,869,482	05/22/2025	1,159,783

Barclays Capital, Inc.	AUD	34,847	USD	21,986	04/09/2025	210,771

Barclays Capital, Inc.	CAD	104,515	USD	72,928	04/11/2025	264,812

Barclays Capital, Inc.	USD	21,746	CAD	31,042	04/11/2025	(164,605)

Barclays Capital, Inc.	KRW	32,260,160	USD	21,879	04/17/2025	(23,413)

Barclays Capital, Inc.	TRY	2,684,511	USD	71,505	04/17/2025	2,106,034

Barclays Capital, Inc.	USD	22,667	KRW	32,741,198	04/17/2025	(437,903)

Barclays Capital, Inc.	JPY	7,333,375	USD	49,898	04/24/2025	884,963

Barclays Capital, Inc.	JPY	12,861,256	USD	85,183	04/24/2025	(775,524)

Barclays Capital, Inc.	USD	6,039	JPY	898,699	04/24/2025	(32,842)

Barclays Capital, Inc.	EUR	19,515	USD	21,269	05/09/2025	124,839

Barclays Capital, Inc.	EUR	21,694	USD	23,289	05/09/2025	(216,021)

Barclays Capital, Inc.	USD	31,659	EUR	29,700	05/09/2025	520,173

Barclays Capital, Inc.	TWD	748,513	USD	22,940	05/23/2025	352,283

Barclays Capital, Inc.	CNH	238,648	USD	33,143	06/05/2025	153,830

Barclays Capital, Inc.	USD	16,170	CNH	116,710	06/05/2025	(36,953)

Barclays Capital, Inc.	USD	28,994	MYR	128,127	06/18/2025	(10,822)

BNP Paribas SA	KRW	20,548,803	USD	14,032	04/17/2025	80,349

BNP Paribas SA	EUR	17,690	USD	19,226	05/09/2025	58,760

BNP Paribas SA	USD	92,598	EUR	85,051	05/09/2025	(447,609)

BNP Paribas SA	USD	11,742	SGD	15,642	05/09/2025	(76,396)

BNP Paribas SA	USD	32,216	TWD	1,051,012	05/23/2025	(499,392)

BNP Paribas SA	USD	21,349	CNH	153,967	06/05/2025	(65,635)

Citibank NA	BRL	126,673	USD	22,060	04/02/2025	(138,202)

Citibank NA	USD	22,359	BRL	126,673	04/02/2025	(160,448)

Citibank NA	USD	306,571	CAD	448,732	04/11/2025	5,405,759

Citibank NA	KRW	104,709,559	USD	71,518	04/17/2025	426,033

Citibank NA	EUR	28,499	USD	30,908	05/09/2025	29,584

Citibank NA	EUR	200,000	USD	210,165	05/09/2025	(6,530,666)

Citibank NA	USD	41,253	SGD	54,843	05/09/2025	(351,695)

Citibank NA	TWD	2,931,793	USD	89,811	05/23/2025	1,338,544

Citibank NA	USD	4,464	CNH	32,210	06/05/2025	(11,082)

Deutsche Bank AG	USD	59,751	CAD	85,518	04/11/2025	(295,369)

Deutsche Bank AG	JPY	5,152,669	USD	34,733	04/24/2025	294,796

Deutsche Bank AG	USD	23,326	JPY	3,414,721	04/24/2025	(503,697)

2025 Semi-Annual Report	15

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	EUR	25,846	USD	28,363	05/09/2025	$359,253

Deutsche Bank AG	CNH	160,812	USD	22,348	06/05/2025	118,194

Goldman Sachs Bank USA	SEK	247,878	USD	23,224	04/16/2025	(1,457,334)

Goldman Sachs Bank USA	JPY	3,447,177	USD	23,504	04/24/2025	464,656

Goldman Sachs Bank USA	USD	78,805	JPY	11,677,938	04/24/2025	(755,121)

Goldman Sachs Bank USA	EUR	60,889	USD	66,168	05/09/2025	195,823

Goldman Sachs Bank USA	USD	20,160	SGD	26,936	05/09/2025	(70,756)

HSBC Bank USA	AUD	34,713	USD	21,946	04/09/2025	254,830

HSBC Bank USA	ILS	89,406	USD	24,530	04/09/2025	480,589

HSBC Bank USA	USD	57,964	ZAR	1,074,986	04/10/2025	629,757

HSBC Bank USA	CAD	16,543	USD	11,484	04/11/2025	(17,742)

HSBC Bank USA	KRW	20,548,803	USD	14,031	04/17/2025	79,295

HSBC Bank USA	JPY	19,036,888	USD	128,131	04/24/2025	897,415

HSBC Bank USA	USD	26,011	JPY	3,894,278	04/24/2025	16,121

HSBC Bank USA	USD	23,330	JPY	3,414,721	04/24/2025	(507,688)

HSBC Bank USA	USD	14,334	PHP	844,712	04/29/2025	406,691

HSBC Bank USA	EUR	22,548	USD	24,643	05/09/2025	212,478

HSBC Bank USA	EUR	193,581	USD	203,359	05/09/2025	(6,382,001)

HSBC Bank USA	USD	265,114	CHF	235,742	05/09/2025	2,529,534

HSBC Bank USA	USD	14,364	SGD	19,190	05/09/2025	(52,130)

HSBC Bank USA	USD	41,902	THB	1,418,777	05/15/2025	45,702

HSBC Bank USA	USD	20,240	GBP	15,646	05/16/2025	(31,087)

HSBC Bank USA	USD	354,943	INR	31,211,533	05/22/2025	8,834,642

HSBC Bank USA	USD	23,681	TWD	776,839	05/23/2025	(237,883)

HSBC Bank USA	CNH	722,609	USD	100,355	06/05/2025	466,934

HSBC Bank USA	USD	42,147	CNH	303,835	06/05/2025	(147,581)

JPMorgan Chase Bank	USD	19,021	NOK	217,507	04/16/2025	1,653,596

JPMorgan Chase Bank	USD	83,387	SEK	933,782	04/16/2025	9,588,413

JPMorgan Chase Bank	USD	21,170	JPY	3,150,293	04/24/2025	(115,118)

JPMorgan Chase Bank	USD	43,512	EUR	39,900	05/09/2025	(281,490)

JPMorgan Chase Bank	USD	30,660	SGD	40,914	05/09/2025	(146,109)

JPMorgan Chase Bank	GBP	384,930	USD	496,808	05/16/2025	(391,977)

JPMorgan Chase Bank	PLN	75,742	USD	19,500	05/23/2025	(19,212)

JPMorgan Chase Bank	USD	20,043	CNH	144,641	06/05/2025	(49,446)

Morgan Stanley Capital Services, Inc.	BRL	126,673	USD	21,965	04/02/2025	(233,068)

Morgan Stanley Capital Services, Inc.	USD	22,060	BRL	126,673	04/02/2025	138,202

Morgan Stanley Capital Services, Inc.	ILS	82,002	USD	23,077	04/09/2025	1,019,554

Morgan Stanley Capital Services, Inc.	JPY	800,813	USD	5,363	04/24/2025	10,468

Morgan Stanley Capital Services, Inc.	USD	1,565	JPY	234,333	04/24/2025	1,634

Morgan Stanley Capital Services, Inc.	USD	13,712	JPY	2,033,451	04/24/2025	(121,066)

Morgan Stanley Capital Services, Inc.	USD	21,844	BRL	126,673	05/05/2025	219,614

Morgan Stanley Capital Services, Inc.	USD	23,074	EUR	21,271	05/09/2025	(26,892)

Societe Generale	USD	9,058	JPY	1,326,051	04/24/2025	(195,393)

Standard Chartered Bank	CAD	31,764	USD	22,330	04/11/2025	245,923

Standard Chartered Bank	USD	43,404	KRW	62,118,539	04/17/2025	(1,228,669)

Standard Chartered Bank	EUR	20,547	USD	22,269	05/09/2025	6,412

Standard Chartered Bank	USD	22,854	SGD	30,483	05/09/2025	(119,793)

16	Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Standard Chartered Bank	USD	33,924	TWD	1,103,942	05/23/2025	$(610,016)

State Street Bank & Trust Co.	JPY	3,263,215	USD	21,946	04/24/2025	136,355

State Street Bank & Trust Co.	EUR	10,098	USD	10,919	05/09/2025	(22,136)

State Street Bank & Trust Co.	PLN	43,051	USD	11,092	05/23/2025	(2,996)

State Street Bank & Trust Co.	CNH	174,143	USD	24,213	06/05/2025	141,334

UBS	USD	312,880	AUD	511,489	04/09/2025	6,741,443

UBS	USD	15,332	NZD	27,640	04/09/2025	363,020

UBS	SEK	256,960	USD	25,133	04/16/2025	(452,696)

UBS	USD	19,635	KRW	28,267,574	04/17/2025	(443,275)

UBS	USD	7,116	JPY	1,065,560	04/24/2025	5,408

UBS	USD	12,232	JPY	1,814,742	04/24/2025	(102,983)

UBS	EUR	45,090	USD	48,813	05/09/2025	(41,384)

UBS	SGD	382,023	USD	283,772	05/09/2025	(1,141,544)

UBS	USD	45,912	EUR	43,735	05/09/2025	1,474,282

UBS	USD	22,810	TWD	748,513	05/23/2025	(221,690)

						$22,304,063

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $142,820,352 or 1.8% of net assets.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(e)	Affiliated investments.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

PJSC—Public Joint Stock Company

REG—Registered Shares

REIT—Real Estate Investment Trust

See notes to financial statements.

2025 Semi-Annual Report	17

Statement of Assets and Liabilities—March 31, 2025 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$620,584,153	$985,912,695	$7,886,429,808

Affiliated issuers	9,783,993	14,104,974	5,835,761

Foreign currencies, at value (a)	0	7,173,031	29,018,426

Cash	303,247	37	4,736

Cash collateral due from broker	1,290,629	365,000	1,987,000

Receivables:

Unaffiliated interest and dividends	716,293	5,923,588	28,494,023

Affiliated dividends	19,792	53,643	171,902

Investment securities sold and foreign currency transactions	3,255,860	11,079,048	26,628,354

Capital shares sold	743,602	88,016	727,764

Receivable due from Adviser	901	2,544	7,029

Unrealized appreciation of forward currency exchange contracts	0	3,129,868	51,502,730

Other assets	36,647	2,420,433	21,336,039

Total assets	636,735,117	1,030,252,877	8,052,143,572

LIABILITIES

Cash collateral due to broker	0	0	9,093,000

Payables:

Investment securities purchased and foreign currency transactions	1,976,860	1,931,657	22,734,285

Capital shares redeemed	198,800	4,519,661	22,896,681

Management fee	436,471	849,589	4,593,246

Transfer Agent fee	31,275	24,756	47,743

Shareholder servicing fee	1,465	12,378	86,171

Directors’ fees payable	3,251	7,080	71,252

Variation margin on futures	72,516	0	0

Accrued expenses	142,354	337,686	1,465,255

Unrealized depreciation of forward currency exchange contracts	0	4,101,339	29,198,667

Total liabilities	2,862,992	11,784,146	90,186,300

NET ASSETS	$633,872,125	$1,018,468,731	$7,961,957,272

Cost of investments

Unaffiliated issuers	$588,702,186	$865,202,024	$6,377,952,687

Affiliated issuers	9,783,993	14,104,974	5,835,761

NET ASSETS CONSIST OF:

Capital stock, at par	$5,831	$8,311	$58,505

Additional paid-in capital	575,598,114	873,534,528	6,555,898,077

Distributable earnings	58,268,180	144,925,892	1,406,000,690

	$633,872,125	$1,018,468,731	$7,961,957,272

(a) Cost: $0, $7,150,399 and $29,123,733, respectively. (Note 1)

See Notes to Financial Statements.

18	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

SCB Class Shares

Net Assets	$7,230,412	$58,410,320	$422,999,830

Shares of capital stock outstanding	668,116	4,770,337	31,125,945

Net asset value, offering and redemption price per share	$10.82	$12.24	$13.59

Advisor Class Shares

Net Assets	$555,308,638	$840,310,699	$6,844,034,634

Shares of capital stock outstanding	51,074,979	68,571,041	502,942,907

Net asset value and offering price per share	$10.87	$12.25	$13.61

Class Z Shares

Net Assets	$71,333,075	$119,747,712	$694,922,808

Shares of capital stock outstanding	6,566,011	9,772,925	50,979,548

Net asset value and offering price per share	$10.86	$12.25	$13.63

See Notes to Financial Statements.

2025 Semi-Annual Report	19

Statement of Operations—for the six months ended March 31, 2025 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$71,731	$0	$0

Dividends

Unaffiliated issuers (a)	4,794,112	12,350,598	84,681,142

Affiliated issuers	110,358	375,298	2,042,939

Foreign withholding tax reclaim (see Note 1D)	0	669,075	3,646,824

Total income	4,976,201	13,394,971	90,370,905

Expenses:

Management fee (see Note 2A)	2,860,147	5,367,221	26,796,802

Shareholder servicing fee (see Note 2B)	10,509	77,914	531,042

Custody and accounting fees	45,006	163,035	636,039

Transfer Agent fee—Non-Retail Class	1,687	6,499	9,290

Transfer Agent fee—Advisor Class	125,704	90,240	149,560

Transfer Agent fee—Class Z	13,384	19,440	89,989

Directors’ fees and expenses	17,602	27,006	196,799

Legal fees	13,846	20,729	151,191

Registration fees	30,100	29,899	42,908

Auditing and tax fees	18,798	21,931	22,745

Printing fees	10,421	9,402	9,151

Miscellaneous	16,250	28,780	145,792

Total expenses	3,163,454	5,862,096	28,781,308

Less: expenses waived and reimbursed by the Adviser (see Note 2A and 2E)	(4,890)	(16,929)	(264,326)

Net expenses	3,158,564	5,845,167	28,516,982

Net investment income	1,817,637	7,549,804	61,853,923

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (b)	43,629,484	40,150,242	475,677,720

Forward currency exchange contracts	0	(333,439)	(51,374,588)

Futures	(3,280,249)	0	0

Foreign currency transactions	0	(974,816)	(5,772,717)

Net realized gain on investment transactions and foreign currency transactions	40,349,235	38,841,987	418,530,415

Net change in unrealized appreciation (depreciation) of:

Investments (c)	(124,266,085)	(80,145,804)	(326,284,310)

Forward currency exchange contracts	0	544,016	31,055,655

Futures	(1,011,666)	0	0

Foreign currency denominated assets and liabilities	0	69,668	(859,165)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(125,277,751)	(79,532,120)	(296,087,820)

Net gain (loss) on investment transactions and foreign currency transactions	(84,928,516)	(40,690,133)	122,442,595

Net increase (decrease) in net assets resulting from operations	$(83,110,879)	$(33,140,329)	$184,296,518

(a) Net of foreign withholding taxes of $9,607, $1,601,183 and $8,477,090, respectively.

(b) Net of foreign realized capital gains taxes of $0, $376,893 and $7,778, respectively.

(c) Net of increase in accrued foreign capital gains taxes on unrealized gains of $0, $3,912,866 and $2,066,453, respectively.

See Notes to Financial Statements.

20	Bernstein Fund, Inc.

Statement of Changes in Net Assets

	SMALL CAP CORE PORTFOLIO		INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$1,817,637	$4,374,636	$7,549,804	$24,494,241

Net realized gain on investment transactions and foreign currency transactions	40,349,235	83,506,018	38,841,987	62,950,011

Net change in unrealized appreciation (depreciation) of investments	(125,277,751)	76,137,792	(79,532,120)	157,332,094

Net increase (decrease) in net assets resulting from operations	(83,110,879)	164,018,446	(33,140,329)	244,776,346

Distributions to shareholders (a)	(94,050,271)	(56,325,884)	(27,826,889)	(32,069,958)

Capital-share transactions:

Net proceeds from sales of shares	49,240,316	63,887,140	58,179,435	95,755,091

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	90,932,507	53,609,960	21,772,343	25,763,647

Total proceeds from shares sold	140,172,823	117,497,100	79,951,778	121,518,738

Cost of shares redeemed	(71,305,792)	(127,535,964)	(150,899,790)	(230,419,513)

Net increase (decrease) in net assets from capital-share transactions	68,867,031	(10,038,864)	(70,948,012)	(108,900,775)

Net increase (decrease) in net assets	(108,294,119)	97,653,698	(131,915,230)	103,805,613

NET ASSETS:

Beginning of period	742,166,244	644,512,546	1,150,383,961	1,046,578,348

End of period	$633,872,125	$742,166,244	$1,018,468,731	$1,150,383,961

(a) See page 23 for share class information on dividend distributions for the Small Cap Core and International Small Cap Portfolios.

See Notes to Financial Statements.

2025 Semi-Annual Report	21

Statement of Changes in Net Assets (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$61,853,923	$182,938,487

Net realized gain on investment transactions and foreign currency transactions	418,530,415	512,941,894

Net change in unrealized appreciation (depreciation) of investments	(296,087,820)	1,188,567,800

Contributions from affiliates (see Note 2A)	0	79,258

Net increase in net assets resulting from operations	184,296,518	1,884,527,439

Distributions to shareholders (a)	(189,476,281)	(228,105,256)

Capital-share transactions:

Net proceeds from sales of shares	443,629,375	569,441,094

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	145,018,859	178,310,061

Total proceeds from shares sold	588,648,234	747,751,155

Cost of shares redeemed	(881,813,756)	(1,244,414,978)

Net decrease in net assets from capital-share transactions	(293,165,522)	(496,663,823)

Net increase (decrease) in net assets	(298,345,285)	1,159,758,360

NET ASSETS:

Beginning of period	8,260,302,557	7,100,544,197

End of period	$7,961,957,272	$8,260,302,557

(a) See page 23 for share class information on dividend distributions for the International Strategic Equities Portfolio.

See Notes to Financial Statements.

22	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

Distributions to shareholders:

SCB Class	$(1,087,218)	$(617,245)

Advisor Class	(82,402,637)	(47,911,059)

Class Z	(10,560,416)	(7,797,580)

	$(94,050,271)	$(56,325,884)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

Distributions to shareholders:

SCB Class	$(1,471,300)	$(1,572,194)

Advisor Class	(22,402,568)	(24,109,922)

Class Z	(3,953,021)	(6,387,842)

	$(27,826,889)	$(32,069,958)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

Distributions to shareholders:

SCB Class	$(8,965,385)	$(10,730,065)

Advisor Class	(159,853,071)	(183,727,269)

Class Z	(20,657,825)	(33,647,922)

	$(189,476,281)	$(228,105,256)

See Notes to Financial Statements.

2025 Semi-Annual Report	23

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.94	$12.00	$11.36	$15.26	$10.39	$10.78

Income from investment operations:

Investment income (loss), net (a)(b)	.02	.05	.05	.02	(.02)	.02

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(1.37)	2.94	1.51	(3.03)	4.93	(.39)

Contributions from affiliates	0	0	0	.00 (c)	0	0

Total from investment operations	(1.35)	2.99	1.56	(3.01)	4.91	(.37)

Less dividends and distributions:

Dividends from net investment income	(.03)	(.06)	(.01)	0	(.04)	(.02)

Distributions from net realized gain on investment transactions	(1.74)	(.99)	(.91)	(.89)	0	0

Total dividends and distributions	(1.77)	(1.05)	(.92)	(.89)	(.04)	(.02)

Net asset value, end of period	$10.82	$13.94	$12.00	$11.36	$15.26	$10.39

Total return (d)(e)	(11.81)%	26.67% *	14.07%	(21.18)%	47.30%	(3.42)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$7,230	$8,977	$7,156	$7,231	$10,119	$7,895

Average net assets (000 omitted)	$8,430	$7,925	$7,774	$9,101	$9,893	$8,175

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.13% (g)	1.14%	1.14%	1.13%	1.14%	1.14%

Expenses, before waivers/reimbursements	1.13% (g)	1.15%	1.14%	1.13%	1.14%	1.14%

Net investment income (loss) (b)	.25% (g)	.40%	.41%	.13%	(.17)%	.19%

Portfolio turnover rate	46%	63%	43%	34%	40%	88%

See Footnote Summary on pages 32-33.

See Notes to Financial Statements.

24	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.01	$12.06	$11.42	$15.32	$10.43	$10.82

Income from investment operations:

Investment income, net (a)(b)	.03	.08	.08	.05	.01	.04

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(1.37)	2.95	1.53	(3.05)	4.94	(.38)

Contributions from affiliates	0	0	0	.00 (c)	0	0

Total from investment operations	(1.34)	3.03	1.61	(3.00)	4.95	(.34)

Less dividends and distributions:

Dividends from net investment income	(.06)	(.09)	(.06)	(.01)	(.06)	(.05)

Distributions from net realized gain on investment transactions	(1.74)	(.99)	(.91)	(.89)	0	0

Total dividends and distributions	(1.80)	(1.08)	(.97)	(.90)	(.06)	(.05)

Net asset value, end of period	$10.87	$14.01	$12.06	$11.42	$15.32	$10.43

Total return (d)(e)	(11.60)%	26.96% *	14.41%	(21.02)%	47.62%	(3.17)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$555,309	$650,909	$550,219	$500,636	$702,514	$531,943

Average net assets (000 omitted)	$627,619	$592,814	$558,487	$632,321	$687,421	$688,776

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.88% (g)	.89%	.89%	.88%	.89%	.89%

Expenses, before waivers/reimbursements	.88% (g)	.90%	.89%	.88%	.89%	.89%

Net investment income (b)	.51% (g)	.64%	.66%	.38%	.07%	.43%

Portfolio turnover rate	46%	63%	43%	34%	40%	88%

See Footnote Summary on pages 32-33.

See Notes to Financial Statements.

2025 Semi-Annual Report	25

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.00	$12.05	$11.42	$15.31	$10.42	$10.82

Income from investment operations:

Investment income, net (a)(b)	.03	.08	.08	.05	.01	.05

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(1.37)	2.95	1.52	(3.03)	4.95	(.39)

Contributions from affiliates	0	0	0	.00 (c)	0	0

Total from investment operations	(1.34)	3.03	1.60	(2.98)	4.96	(.34)

Less dividends and distributions:

Dividends from net investment income	(.06)	(.09)	(.06)	(.02)	(.07)	(.06)

Distributions from net realized gain on investment transactions	(1.74)	(.99)	(.91)	(.89)	0	0

Total dividends and distributions	(1.80)	(1.08)	(.97)	(.91)	(.07)	(.06)

Net asset value, end of period	$10.86	$14.00	$12.05	$11.42	$15.31	$10.42

Total return (d)(e)	(11.61)%	26.99% *	14.34%	(20.95)%	47.70%	(3.23)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$71,333	$82,280	$87,138	$111,941	$164,837	$116,488

Average net assets (000 omitted)	$80,952	$80,699	$109,237	$144,065	$155,037	$182,516

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.87% (g)	.88%	.88%	.87%	.87%	.87%

Expenses, before waivers/reimbursements	.88% (g)	.89%	.88%	.87%	.87%	.87%

Net investment income (b)	.52% (g)	.66%	.68%	.39%	.10%	.46%

Portfolio turnover rate	46%	63%	43%	34%	40%	88%

See Footnote Summary on pages 32-33.

See Notes to Financial Statements.

26	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$12.92	$10.62	$8.90	$13.37	$10.40	$10.40

Income from investment operations:

Investment income, net (a)(b)	.07	.24	.24	.22	.12	.10

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(.46)	2.36	1.55	(4.23)	2.96	.09

Total from investment operations	(.39)	2.60	1.79	(4.01)	3.08	.19

Less dividends and distributions:

Dividends from net investment income	(.29)	(.30)	(.07)	(.23)	(.11)	(.19)

Distributions from net realized gain on investment transactions	0	0	0	(.23)	0	0

Total dividends and distributions	(.29)	(.30)	(.07)	(.46)	(.11)	(.19)

Net asset value, end of period	$12.24	$12.92	$10.62	$8.90	$13.37	$10.40

Total return (d)	(3.02)%	25.15% *	20.19% *	(31.01)%	29.79%	1.77%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$58,410	$66,265	$55,201	$48,349	$72,116	$63,328

Average net assets (000 omitted)	$62,503	$59,167	$56,324	$63,185	$72,063	$62,709

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.32% (g)	1.32%	1.34%	1.32%	1.32%	1.33%

Expenses, before waivers/reimbursements	1.33% (g)	1.33%	1.34%	1.32%	1.32%	1.34%

Net investment income (b)	1.17% (g)	2.05%	2.25%	1.87%	.94%	1.02%

Portfolio turnover rate	24%	50%	50%	50%	48%	58%

See Footnote Summary on pages 32-33.

See Notes to Financial Statements.

2025 Semi-Annual Report	27

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$12.95	$10.65	$8.93	$13.41	$10.42	$10.43

Income from investment operations:

Investment income, net (a)(b)	.09	.26	.27	.25	.15	.13

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(.47)	2.37	1.56	(4.23)	2.98	.08

Total from investment operations	(.38)	2.63	1.83	(3.98)	3.13	.21

Less dividends and distributions:

Dividends from net investment income	(.32)	(.33)	(.11)	(.27)	(.14)	(.22)

Distributions from net realized gain on investment transactions	0	0	0	(.23)	0	0

Total dividends and distributions	(.32)	(.33)	(.11)	(.50)	(.14)	(.22)

Net asset value, end of period	$12.25	$12.95	$10.65	$8.93	$13.41	$10.42

Total return (d)	(2.85)%	25.41%	20.54%	(30.81)%	30.22%	1.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$840,311	$917,374	$784,940	$655,455	$948,393	$748,799

Average net assets (000 omitted)	$867,683	$838,987	$774,138	$856,686	$896,897	$750,872

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.07% (g)	1.07%	1.09%	1.07%	1.07%	1.09%

Expenses, before waivers/reimbursements	1.08% (g)	1.08%	1.09%	1.07%	1.07%	1.09%

Net investment income (b)	1.45% (g)	2.30%	2.51%	2.14%	1.22%	1.27%

Portfolio turnover rate	24%	50%	50%	50%	48%	58%

See Footnote Summary on pages 32-33.

See Notes to Financial Statements.

28	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$12.94	$10.64	$8.93	$13.41	$10.42	$10.43

Income from investment operations:

Investment income, net (a)(b)	.08	.25	.24	.24	.15	.13

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(.45)	2.38	1.58	(4.22)	2.98	.08

Total from investment operations	(.37)	2.63	1.82	(3.98)	3.13	.21

Less dividends and distributions:

Dividends from net investment income	(.32)	(.33)	(.11)	(.27)	(.14)	(.22)

Distributions from net realized gain on investment transactions	0	0	0	(.23)	0	0

Total dividends and distributions	(.32)	(.33)	(.11)	(.50)	(.14)	(.22)

Net asset value, end of period	$12.25	$12.94	$10.64	$8.93	$13.41	$10.42

Total return (d)	(2.86)%	25.42%	20.42%	(30.81)%	30.22%	1.91%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$119,748	$166,745	$206,437	$300,821	$502,324	$398,208

Average net assets (000 omitted)	$146,207	$179,332	$288,501	$418,569	$478,856	$388,053

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08% (g)	1.08%	1.09%	1.07%	1.07%	1.08%

Expenses, before waivers/reimbursements	1.08% (g)	1.08%	1.09%	1.07%	1.07%	1.08%

Net investment income (b)	1.27% (g)	2.21%	2.29%	2.03%	1.22%	1.29%

Portfolio turnover rate	24%	50%	50%	50%	48%	58%

See Footnote Summary on pages 32-33.

See Notes to Financial Statements.

2025 Semi-Annual Report	29

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.60		$10.97	$9.58	$13.72	$11.58	$11.59

Income from investment operations:

Investment income, net (a)(b)	.09		.26	.23	.36	.29	.16

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.18		2.70	1.56	(3.74)	1.98	.06

Contributions from affiliates	0		.00 (c)	0	0	0	0

Total from investment operations	.27		2.96	1.79	(3.38)	2.27	.22

Less dividends and distributions:

Dividends from net investment income	(.28)		(.33)	(.40)	(.30)	(.13)	(.23)

Distributions from net realized gain on investment transactions	0		0	0	(.46)	0	0

Total dividends and distributions	(.28)		(.33)	(.40)	(.76)	(.13)	(.23)

Net asset value, end of period	$13.59		$13.60	$10.97	$9.58	$13.72	$11.58

Total return (d)(e)	2.07%		27.71%	18.82%	(26.13)%	19.76%	1.81%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$423,000		$436,717	$357,763	$312,692	$445,342	$172,253

Average net assets (000 omitted)	$426,001		$399,057	$358,389	$402,301	$404,275	$171,155

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	.94%	(g)	.92%	.96%	.94%	.95%	1.00%

Expenses, before waivers/reimbursements (f)	.95%	(g)	.95%	.96%	.94%	.95%	1.00%

Net investment income (b)	1.30%	(g)	2.14%	2.05%	2.91%	2.13%	1.41%

Portfolio turnover rate	48%		69%	92%	73%	86%	63%

See Footnote Summary on pages 32-33.

See Notes to Financial Statements.

30	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.63		$11.00	$9.61	$13.76	$11.62	$11.63

Income from investment operations:

Investment income, net (a)(b)	.10		.30	.25	.39	.32	.19

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.19		2.69	1.58	(3.75)	1.99	.06

Contributions from affiliates	0		.00 (c)	0	0	0	0

Total from investment operations	.29		2.99	1.83	(3.36)	2.31	.25

Less dividends and distributions:

Dividends from net investment income	(.31)		(.36)	(.44)	(.33)	(.17)	(.26)

Distributions from net realized gain on investment transactions	0		0	0	(.46)	0	0

Total dividends and distributions	(.31)		(.36)	(.44)	(.79)	(.17)	(.26)

Net asset value, end of period	$13.61		$13.63	$11.00	$9.61	$13.76	$11.62

Total return (d)(e)	2.24%		27.95%	19.19%	(25.96)%	20.02%	2.04%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$6,844,034		$6,925,658	$5,698,575	$4,928,516	$6,617,933	$2,510,243

Average net assets (000 omitted)	$6,857,646		$6,370,009	$5,656,249	$6,230,863	$5,755,397	$2,529,235

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	.69%	(g)	.67%	.71%	.69%	.70%	.75%

Expenses, before waivers/reimbursements (f)	.70%	(g)	.70%	.71%	.70%	.70%	.75%

Net investment income (b)	1.56%	(g)	2.41%	2.30%	3.19%	2.39%	1.65%

Portfolio turnover rate	48%		69%	92%	73%	86%	63%

See Footnote Summary on pages 32-33.

See Notes to Financial Statements.

2025 Semi-Annual Report	31

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.65		$11.02	$9.62	$13.78	$11.63	$11.64

Income from investment operations:

Investment income, net (a)(b)	.09		.27	.24	.37	.30	.19

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.20		2.72	1.59	(3.74)	2.02	.05

Contributions from affiliates	0		.00 (c)	0	0	0	0

Total from investment operations	.29		2.99	1.83	(3.37)	2.32	.24

Less dividends and distributions:

Dividends from net investment income	(.31)		(.36)	(.43)	(.33)	(.17)	(.25)

Distributions from net realized gain on investment transactions	0		0	0	(.46)	0	0

Total dividends and distributions	(.31)		(.36)	(.43)	(.79)	(.17)	(.25)

Net asset value, end of period	$13.63		$13.65	$11.02	$9.62	$13.78	$11.63

Total return (d)(e)	2.22%		27.88%	19.25%	(26.01)%	20.07%	2.02%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$694,923		$897,928	$1,044,206	$1,331,970	$2,100,301	$1,349,824

Average net assets (000 omitted)	$839,826		$948,309	$1,325,072	$1,811,737	$2,067,177	$1,331,995

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	.71%	(g)	.69%	.73%	.71%	.71%	.76%

Expenses, before waivers/reimbursements (f)	.71%	(g)	.72%	.73%	.71%	.71%	.76%

Net investment income (b)	1.41%	(g)	2.23%	2.16%	3.03%	2.26%	1.65%

Portfolio turnover rate	48%		69%	92%	73%	86%	63%

(a)	Based on average shares outstanding.
(b)	Net of expenses waived by the Adviser.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the International Strategic Equities Portfolio for the period ended March 31, 2025 by 0.03% and for the Small Cap Core Portfolio for the year ended September 30, 2021 by 0.01%.

32	Bernstein Fund, Inc.

(f)	The expense ratios, excluding interest expense are:

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20
International Strategic Equities Portfolio
SCB Class
Net of waivers/reimbursements	.94%	.92%	.96%	.94%	.95%	1.00%
Before waivers/reimbursements	.95%	.95%	.96%	.94%	.95%	1.00%
Advisor Class
Net of waivers/reimbursements	.69%	.67%	.71%	.69%	.70%	.75%
Before waivers/reimbursements	.70%	.70%	.71%	.70%	.70%	.75%
Class Z
Net of waivers/reimbursements	.71%	.69%	.72%	.71%	.71%	.76%
Before waivers/reimbursements	.71%	.72%	.72%	.71%	.71%	.76%

(g)	Annualized.
*	The net asset value and total investment return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total investment return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

2025 Semi-Annual Report	33

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”).

The Fund’s Portfolios offer the following share classes: SCB Class, Advisor Class and Class Z. Class Z shares are currently offered exclusively to registered investment companies (or their series) managed by AllianceBernstein L.P. (the “Adviser”). Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolios’ Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial

34	Bernstein Fund, Inc.

statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

2025 Semi-Annual Report	35

Notes to Financial Statements (continued)

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2025:

SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:

Common Stocks (a)	$620,584,153	$0		$0	$620,584,153

Short-Term Investments	9,783,993	0		0	9,783,993

Total Investments in Securities	630,368,146	0		0	630,368,146

Other Financial Instruments (b):
Assets:	0	0		0	0

Liabilities:

Futures	(243,530)	0		0	(243,530	)(c)

Total	$630,124,616	$0		$0	$630,124,616

INTERNATIONAL SMALL CAP PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Industrials	$43,656,623	$167,470,953		$0	$211,127,576

Financials	18,817,111	117,668,484		0	136,485,595

Information Technology	4,188,656	122,472,462		0	126,661,118

Consumer Discretionary	24,493,438	99,591,258		0	124,084,696

Materials	30,567,956	66,949,630		0	97,517,586

Health Care	11,810,822	60,298,387		0	72,109,209

Communication Services	11,792,298	45,244,310		0	57,036,608

Energy	15,102,405	36,979,457		0	52,081,862

Real Estate	8,841,108	37,657,375		0	46,498,483

Consumer Staples	7,932,816	35,196,732		0	43,129,548

Utilities	10,227,858	8,952,556		0	19,180,414

Short-Term Investments	14,104,974	0		0	14,104,974

Total Investments in Securities	201,536,065	798,481,604	(d)	0	1,000,017,669

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	3,129,868		0	3,129,868

Liabilities:

Forward Currency Exchange Contracts	0	(4,101,339)		0	(4,101,339)

Total	$201,536,065	$797,510,133		$0	$999,046,198

36	Bernstein Fund, Inc.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Financials	$0	$1,956,938,832		$0	$1,956,938,832

Industrials	123,090,121	1,312,669,637		0	1,435,759,758

Information Technology	123,075,605	864,229,291		0	987,304,896

Consumer Discretionary	98,633,943	800,687,201		0	899,321,144

Health Care	0	675,795,755		0	675,795,755

Communication Services	42,592,224	510,239,213		0	552,831,437

Consumer Staples	202,765,658	234,848,782		0	437,614,440

Energy	73,095,757	309,093,612		0	382,189,369

Real Estate	0	265,676,852		0	265,676,852

Utilities	176,286,299	0		0	176,286,299

Materials	78,536,977	38,174,049		0	116,711,026

Short-Term Investments	5,835,761	0		0	5,835,761

Total Investments in Securities	923,912,345	6,968,353,224	(d)	0	7,892,265,569

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	51,502,730		0	51,502,730

Liabilities:

Forward Currency Exchange Contracts	0	(29,198,667)		0	(29,198,667)

Total	$923,912,345	$6,990,657,287		$0	$7,914,569,632

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(d)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

2025 Semi-Annual Report	37

Notes to Financial Statements (continued)

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code. The International Small Cap Portfolio and International Strategic Equities Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2020 through 2023. These filings are subject to various administrative and judicial proceedings within these countries. For the six months ended March 31, 2025, the International Small Cap and International Strategic Equities Portfolios successfully recovered taxes withheld by France, Poland and Sweden which are reflected in the statement of operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2024, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

G.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

38	Bernstein Fund, Inc.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

I.	Segment information

The Portfolios represent a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annualized rate as follows:

Small Cap Core Portfolio: 0.80% of the Portfolio’s average daily net assets.

International Small Cap Portfolio: 1.00% of the Portfolio’s average daily net assets.

ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
	FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
International Strategic Equities	0.75%	0.65%	0.60%

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolios may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

PORTFOLIO	SCB CLASS	ADVISOR CLASS	CLASS Z
Small Cap Core	1.30%	1.05%	1.05%

International Small Cap	1.35%	1.10%	1.10%

2025 Semi-Annual Report	39

Notes to Financial Statements (continued)

The Expense Caps described above for Small Cap Core and International Small Cap may not be terminated by the Adviser before January 31, 2026. During the six months ended March 31, 2025, there were no such reimbursement/waivers.

At a meeting held on October 25-26, 2023, the Board approved a voluntary advisory fee waiver for the International Strategic Equities Portfolio of 0.025% of the Portfolio’s average daily net assets. The fee waiver was effective as of November 1, 2023; at a meeting held on October 23-24, 2024, the Board voted to extend the voluntary advisory fee waiver until the Advisory Agreement will next be reviewed by the Board, which will be at their August 5-6, 2025 Meetings. For the six months ended March 31, 2025, such waivers amounted to $173,697.

During the year ended September 30, 2024, the Adviser reimbursed the International Strategic Equities Portfolio $26,108 for trading losses incurred due to trade entry errors and $53,150 for trading losses incurred due to NAV errors.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.25% of the average daily net assets of SCB Class Shares.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the six months ended March 31, 2025, the compensation retained by ABIS amounted to: Small Cap Core Portfolio, $94,133; International Small Cap Portfolio, $80,445; and International Strategic Equities Portfolio, $188,763.

C.	Distribution Arrangements—the Portfolios Except the Retail Classes

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Distribution Arrangements—the Retail Classes Only

The Fund has entered into a Distribution Services Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., (the “Retail Distributor”), to permit the Retail Distributor to distribute the Portfolios’ Advisor Class and Class Z shares, as applicable, and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of the Portfolios’ Class A and Class C shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 under the under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”). Advisor Class shares and Class Z shares are not subject to Rule 12b-1 asset-based sales charges.

E.	Investments in Affiliated Issuers

The Portfolios may invest in AB Government Money Market Portfolio, advised by the Adviser, which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in AB Government Money Market Portfolio, the

40	Bernstein Fund, Inc.

Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense.

For the six months ended March 31, 2025, such waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$4,890

International Small Cap	16,929

International Strategic Equities	90,629

A summary of the Portfolios’ transactions in shares of the AB Government Money Market Portfolio for the six months ended March 31, 2025 is as follows:

PORTFOLIO	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/25 (000)	DIVIDEND INCOME (000)
Small Cap Core	$5,312	$94,071	$89,599	$9,784	$110

International Small Cap	25,995	128,961	140,851	14,105	375

International Strategic Equities	108,507	1,209,964	1,312,635	5,836	2,043

F.	Directors Fee

In connection with the election of a new Board of Directors by shareholders effective January 1, 2025, the Portfolios have adopted a retirement plan for certain independent Directors who retired prior to their initial anticipated retirement date. These Directors received a one-time retirement benefit payable from the Portfolios and certain other funds overseen by the Directors. The Adviser agreed to waive its fees from the Portfolios and certain other funds overseen by the Directors for the cost of such benefit as follows for the year ended September 30, 2024:

Small Cap Core Portfolio	$26,667

International Small Cap Portfolio	41,344

International Strategic Equities	296,856

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2025, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Small Cap Core	$324,354,914	$0	$356,884,266	$0

International Small Cap	248,471,663	0	338,097,222	0

International Strategic Equities	3,846,986,608	0	4,224,199,151	0

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
PORTFOLIO	APPRECIATION	(DEPRECIATION)
Small Cap Core	$95,426,956	$(63,788,519)	$31,638,437

International Small Cap	201,374,594	(81,635,394)	119,739,200

International Strategic Equities	1,656,894,764	(126,113,580)	1,530,781,184

2025 Semi-Annual Report	41

Notes to Financial Statements (continued)

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2025, the the Small Cap Core Portfolio held futures for hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

42	Bernstein Fund, Inc.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the six months ended March 31, 2025, the International Small Cap Portfolio and International Strategic Equities Portfolio held forward currency exchange contracts for hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended March 31, 2025, the Portfolios had entered into the following derivatives:

SMALL CAP CORE PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Equity contracts			Payable for variation margin on futures	$243,530	*

Total				$243,530

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(3,280,249)	$(1,011,666)

Total		$(3,280,249)	$(1,011,666)

INTERNATIONAL SMALL CAP PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$3,129,868	Unrealized depreciation on forward currency exchange contracts	$4,101,339

Total		$3,129,868		$4,101,339

2025 Semi-Annual Report	43

Notes to Financial Statements (continued)

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(333,439)	$544,016

Total		$(333,439)	$544,016

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$51,502,730	Unrealized depreciation on forward currency exchange contracts	$29,198,667

Total		$51,502,730		$29,198,667

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(51,374,588)	$31,055,655

Total		$(51,374,588)	$31,055,655

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2025:

SMALL CAP CORE PORTFOLIO
Futures:

Average notional amount of buy contracts	$37,295,234

INTERNATIONAL SMALL CAP PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$202,919,575

Average principal amount of sale contracts	$219,038,194

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$2,681,038,424

Average principal amount of sale contracts	$2,478,069,844

44	Bernstein Fund, Inc.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of March 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

BERNSTEIN INTERNATIONAL SMALL CAP PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$718,153	$(101,566)	$0	$0	$616,587

Barclays Capital, Inc.	855,746	(297,160)	0	0	558,586

BNP Paribas SA	97,394	(45,028)	0	0	52,366

Citibank NA	1,206	(1,206)	0	0	0

Deutsche Bank AG	20,749	(20,749)	0	0	0

Goldman Sachs Bank USA	108,834	(108,834)	0	0	0

HSBC Bank USA	140,579	(140,579)	0	0	0

JPMorgan Chase Bank	2,647	(2,647)	0	0	0

Morgan Stanley Capital Services, Inc.	279,530	(279,530)	0	0	0

Standard Chartered Bank	203,814	(203,814)	0	0	0

State Street Bank & Trust Co.	379,791	(65,106)	0	0	314,685

UBS	321,425	(281,014)	0	0	40,411

Total	$3,129,868	$(1,547,233)	$0	$0	$1,582,635	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$101,566	$(101,566)	$0	$0	$0

Barclays Capital, Inc.	297,160	(297,160)	0	0	0

BNP Paribas SA	45,028	(45,028)	0	0	0

Citibank NA	358,996	(1,206)	0	0	357,790

Deutsche Bank AG	62,126	(20,749)	0	0	41,377

Goldman Sachs Bank USA	118,908	(108,834)	0	0	10,074

HSBC Bank USA	325,153	(140,579)	(184,574)	0	0

JPMorgan Chase Bank	17,104	(2,647)	0	0	14,457

Morgan Stanley Capital Services, Inc.	2,165,805	(279,530)	(105,000)	0	1,781,275

Standard Chartered Bank	263,373	(203,814)	0	0	59,559

State Street Bank & Trust Co.	65,106	(65,106)	0	0	0

UBS	281,014	(281,014)	0	0	0

Total	$4,101,339	$(1,547,233)	$(289,574)	$0	$2,264,532	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2025 Semi-Annual Report	45

Notes to Financial Statements (continued)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$1,513,628	$(1,513,628)	$0	$0	$0

Barclays Capital, Inc.	4,617,705	(1,698,083)	0	0	2,919,622

BNP Paribas SA	139,109	(139,109)	0	0	0

Citibank NA	7,199,920	(7,192,093)	(7,827)	0	0

Deutsche Bank AG	772,243	(772,243)	0	0	0

Goldman Sachs Bank USA	660,479	(660,479)	0	0	0

HSBC Bank USA	14,853,988	(7,376,112)	(7,477,876)	0	0

JPMorgan Chase Bank	11,242,009	(1,003,352)	0	0	10,238,657

Morgan Stanley Capital Services, Inc.	1,389,472	(381,026)	0	0	1,008,446

Standard Chartered Bank	252,335	(252,335)	0	0	0

State Street Bank & Trust Co.	277,689	(25,132)	0	0	252,557

UBS	8,584,153	(2,403,572)	0	0	6,180,581

Total	$51,502,730	$(23,417,164)	$(7,485,703)	$0	$20,599,863	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$2,794,117	$(1,513,628)	$0	$0	$1,280,489

Barclays Capital, Inc.	1,698,083	(1,698,083)	0	0	0

BNP Paribas SA	1,089,032	(139,109)	(270,000)	0	679,923

Citibank NA	7,192,093	(7,192,093)	0	0	0

Deutsche Bank AG	799,066	(772,243)	0	0	26,823

Goldman Sachs Bank USA	2,283,211	(660,479)	0	0	1,622,732

HSBC Bank USA	7,376,112	(7,376,112)	0	0	0

JPMorgan Chase Bank	1,003,352	(1,003,352)	0	0	0

Morgan Stanley Capital Services, Inc.	381,026	(381,026)	0	0	0

Societe Generale	195,393	0	0	0	195,393

Standard Chartered Bank	1,958,478	(252,335)	(1,248,000)	0	458,143

State Street Bank & Trust Co.	25,132	(25,132)	0	0	0

UBS	2,403,572	(2,403,572)	0	0	0

Total	$29,198,667	$(23,417,164)	$(1,518,000)	$0	$4,263,503	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

46	Bernstein Fund, Inc.

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE 4.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

PORTFOLIO	2024	2023
Small Cap Core

Distributions paid from:

Ordinary income	$4,818,683	$3,283,811

Long-term capital gains	51,507,201	48,515,330

Total distributions paid	$56,325,884	$51,799,141

International Small Cap

Distributions paid from:

Ordinary income	$32,069,958	$11,869,244

Long-term capital gains	0	0

Total distributions paid	$32,069,958	$11,869,244

International Strategic Equities

Distributions paid from:

Ordinary income	$228,105,256	$284,518,492

Long-term capital gains	0	0

Total distributions paid	$228,105,256	$284,518,492

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER (LOSSES)(a)	UNREALIZED APPRECIATION (DEPRECIATION)(b)	TOTAL ACCUMULATED EARNINGS (DEFICIT)
Small Cap Core	$13,401,264	$68,049,163	$0	$153,978,903	$235,429,330

International Small Cap	27,823,860	0	(9,292,429)	187,361,674	205,893,105

International Strategic Equities	184,529,203	0	(554,211,894)	1,780,863,144	1,411,180,453

(a)

As of September 30, 2024 certain Portfolios had capital loss carryforwards for federal income tax purposes. As of September 30, 2024 International Small Cap Portfolio, and International Strategic Equities Portfolio utilized capital loss carryforwards of $55,787,472, and $342,754,850, respectively.

2025 Semi-Annual Report	47

Notes to Financial Statements (continued)

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of September 30, 2024, the Portfolio had net capital loss carryforwards as follows:

PORTFOLIO	SHORT-TERM AMOUNT	LONG-TERM AMOUNT
Small Cap Core	$0	$0

International Small Cap	9,292,429	0

International Strategic Equities	554,211,894	0

NOTE 5.	Risks Involved in Investing in the Portfolios

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Sector Risk—The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials and information technology, health care or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Emerging-Markets Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets. These risks are heightened with respect to issuers in emerging-market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation, and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

48	Bernstein Fund, Inc.

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value (‘NAV”), or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Market Risk—The Portfolio is subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; inflationary pressures; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts; cybersecurity events; market disruptions caused by tariffs; trade disputes; levels of government debt and deficits and measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolio’s assets. In addition, an increase in tariffs or trade restrictions, or even the threat of such increased tariffs or restrictions, could lead to a significant reduction in international trade, which could have a negative impact on the global economy and a commensurately negative impact on the Portfolio. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolio, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolio’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Some countries and regions in which the Portfolio invests have strained international relations due to territorial disputes, historical animosities or other defense concerns. Incidents involving a country’s or region’s security may cause uncertainty in the markets and may adversely affect a Portfolio’s investments. For example, the Chinese government is involved in a territorial dispute with Taiwan as well as other territorial disputes; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.

Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and the conflict involving

2025 Semi-Annual Report	49

Notes to Financial Statements (continued)

Israel and other countries in the Middle East, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken a large number of retaliatory actions, some of which effectively froze Russian securities held by U.S. investors (including U.S. funds such as the Portfolio) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolio from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the U.S. and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources, and their personnel may lack management experience. The prices of securities of small-mid-capitalization companies generally are more volatile than those of large- capitalization companies and are more likely to be adversely affected than large- capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk—The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk—The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the other side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of an unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk—The Portfolios are subject to management risk because they are actively- managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may

50	Bernstein Fund, Inc.

determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

Real Estate Related Securities Risk—Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; a weakening demand for new office and retail space; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID-19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial and management resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including Mutual funds, ETFs and other registered funds advised by the Adviser and ETFs, are subject to market and management risk. The market value of the shares of other investment companies and ETFs may differ from their NAV. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Cybersecurity Risk—As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

2025 Semi-Annual Report	51

Notes to Financial Statements (continued)

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 6.	Capital-Share Transactions

The Fund has authorized 27 billion shares of common stock, par value $0.0001 per share. Each SCB Class, Advisor Class and Class Z of the Portfolios is allocated 1 billion shares. The balance of the authorized shares has been allocated to share classes that are currently not offered.

Share transactions for each Portfolio for the six months ended March 31, 2025 and the year ended September 30, 2024, were as follows:

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
SCB Class Shares

Shares sold	11,809	90,346	$142,994	$1,144,572

Shares issued to shareholders on reinvestment of dividends and distributions	77,690	49,516	1,005,304	572,404

Shares redeemed	(65,341)	(92,244)	(845,488)	(1,161,983)

Net increase	24,158	47,618	$302,810	$554,993

Advisor Class Shares

Shares sold	3,822,477	4,806,006	$48,355,322	$61,400,568

Shares issued to shareholders on reinvestment of dividends and distributions	6,109,837	3,899,998	79,366,788	45,239,977

Shares redeemed	(5,303,652)	(7,886,253)	(68,202,494)	(99,722,846)

Net increase	4,628,662	819,751	$59,519,616	$6,917,699

Class Z Shares

Shares sold	60,033	108,226	$742,000	$1,342,000

Shares issued to shareholders on reinvestment of dividends and distributions	813,591	672,785	10,560,415	7,797,579

Shares redeemed	(182,671)	(2,136,647)	(2,257,810)	(26,651,135)

Net increase (decrease)	690,953	(1,355,636)	$9,044,605	$(17,511,556)

52	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
SCB Class Shares

Shares sold	206,552	487,931	$2,480,857	$5,627,204

Shares issued to shareholders on reinvestment of dividends	88,538	110,631	1,071,309	1,166,056

Shares redeemed	(653,315)	(665,685)	(8,017,812)	(7,611,879)

Net decrease	(358,225)	(67,123)	$(4,465,646)	$(818,619)

Advisor Class Shares

Shares sold	4,613,709	6,494,694	$55,698,578	$73,505,317

Shares issued to shareholders on reinvestment of dividends	1,384,133	1,727,680	16,748,013	18,209,750

Shares redeemed	(8,286,285)	(11,096,374)	(101,043,691)	(127,046,047)

Net decrease	(2,288,443)	(2,874,000)	$(28,597,100)	$(35,330,980)

Class Z Shares

Shares sold	0	1,489,477	$0	$16,622,570

Shares issued to shareholders on reinvestment of dividends	326,696	606,633	3,953,021	6,387,841

Shares redeemed	(3,436,432)	(8,611,693)	(41,838,287)	(95,761,587)

Net decrease	(3,109,736)	(6,515,583)	$(37,885,266)	$(72,751,176)

2025 Semi-Annual Report	53

Notes to Financial Statements (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
SCB Class Shares

Shares sold	1,050,862	3,105,392	$13,804,406	$39,008,517

Shares issued to shareholders on reinvestment of dividends	496,164	718,092	6,514,634	7,884,642

Shares redeemed	(2,534,818)	(4,315,395)	(33,738,766)	(53,580,206)

Net decrease	(987,792)	(491,911)	$(13,419,726)	$(6,687,047)

Advisor Class Shares

Shares sold	31,826,571	43,486,640	$421,855,199	$530,432,577

Shares issued to shareholders on reinvestment of dividends	8,968,524	12,445,632	117,846,401	136,777,499

Shares redeemed	(45,860,816)	(66,009,850)	(618,823,343)	(808,724,938)

Net decrease	(5,065,721)	(10,077,578)	$(79,121,743)	$(141,514,862)

Class Z Shares

Shares sold	594,637	0	$7,969,770	$0

Shares issued to shareholders on reinvestment of dividends	1,569,743	3,058,902	20,657,824	33,647,920

Shares redeemed	(16,950,058)	(32,089,074)	(229,251,647)	(382,109,834)

Net decrease	(14,785,678)	(29,030,172)	$(200,624,053)	$(348,461,914)

At March 31, 2025, certain AllianceBernstein mutual funds owned 11% and 12% of Small Cap Core Portfolio and International Small Cap Portfolio, respectively, in aggregate of the Portfolios’ outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolios’ performance.

NOTE 7.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

54	Bernstein Fund, Inc.

Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolios’ Board of Directors/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2024, which covered the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

2025 Semi-Annual Report	55

Board Consideration of Investment Management Arrangement

Bernstein Fund, Inc. (the “Fund”) is subject to Section 15 of the Investment Company Act of 1940, as amended. Section 15 provides that any investment advisory agreement with a registered investment company such as the Fund may continue in effect for a period of more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors (or by vote of a majority of the outstanding voting securities of the investment company). Pursuant to this requirement, the Fund’s Board of Directors, all of whom were not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Fund, on behalf of the International Strategic Equities Portfolio, International Small Cap Portfolio, and Small Cap Core Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the Fund, and AllianceBernstein L.P. (the “Adviser”) (the “Investment Management Agreement” or the “Agreement”) at a meeting held on October 23-24, 2024.

The following discussion describes the considerations in connection with the Board’s review of the Investment Management Agreement.

In connection with the annual review of the continuation of the Investment Management Agreement, on July 25, 2024, at an in-person meeting, the Board of Directors received a presentation with respect to the 2023 profitability of the Adviser regarding the Fund and the Portfolios. Also, in connection with such annual review, counsel to the Independent Directors sent a letter to the Adviser dated August 12, 2024, that contained a list of additional information requested by the Independent Directors to conduct their annual review. The Independent Directors received and evaluated extensive materials relating to the continuation of the Investment Management Agreement from the Adviser. In addition, the Board received materials from the Senior Vice President of the Fund and an independent fee consultant as described below. On September 19, 2024, the Board of Directors held a video conference meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. At that meeting, the Independent Directors met separately with their independent counsel and the Senior Vice President and their independent fee consultant in executive sessions. Following the September 19, 2024 meeting, the Independent Directors, through counsel, requested certain additional information by means of an email from their counsel dated September 24, 2024, and the Adviser provided certain additional information by means of a memorandum dated October 11, 2024. On October 16, 2024, the Board of Directors held an executive session via video conference with independent counsel and the Senior Vice President to further discuss the additional materials the Directors had been provided. Following the October 16, 2024 conference call, the Independent Directors requested certain additional information by means of an email from their counsel dated October 18, 2024. On October 23-24, 2024, the Board of Directors held an in-person meeting to continue their review of the Investment Management Agreement. During this meeting, the Adviser provided further information requested by the Independent Directors relating to contract renewal, and the Independent Directors also met separately with counsel to the Independent Directors as well as the Senior Vice President to review the contract renewal materials provided by the Adviser and additional materials prepared by the Senior Vice President. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below.

In approving the Investment Management Agreement, the Board, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement and considered whether the Agreement would be in the best interests of the Fund. In particular, the Board considered the information that was provided to them by the Adviser in response to their requests, as well as information prepared by the Senior Vice President and the independent fee consultant at the request of the Board. The Fund’s Senior Vice President assists the Board (as well as the boards of other funds sponsored by the Adviser) in evaluating investment management agreements and certain other plans and agreements pursuant to which the Adviser or its affiliates provide services to the Funds. The Board also considered other information provided to the Board in connection with the July 25, 2024, September 19, 2024 and October 23-24, 2024 meetings and throughout the past year.

The information considered by the Board included information with respect to the nature, extent and quality of services provided, investment performance, fees and expenses, profitability, economies of scale, and fall-out benefits and other revenue.

In the Board’s consideration of the factors discussed below, no single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered and in the exercise of the Directors’ business

56	Bernstein Fund, Inc.

judgment, that it was in the best interests of the Fund to approve the Investment Management Agreement including the fees to be charged for services thereunder, as summarized below.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the peer group, with respect to the fee and expense data, were available from ISS Market Intelligence (“ISS”), an independent provider of investment company data. The Board noted that the contractual advisory fees of the International Strategic Equities Portfolio and the Small Cap Core Portfolio were below the median for each Portfolio’s respective peer group, and that the total expense ratio of each of these Portfolios was below the peer group median in the ISS report. The Board also noted that the contractual advisory fee of the International Small Cap Portfolio was above the median and within the fourth quintile of that Portfolio’s peer group and that Portfolio’s total expense ratio was only slightly above the peer group median in the ISS report. The Board considered the Adviser’s explanation that the contractual advisory fee of the International Small Cap Portfolio was reasonable based on the research-intensive nature of the Portfolio and the fact that third party research providers generally do not provide coverage for many international small cap names. The Senior Vice President also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups. In addition, the Board received and considered information from an independent fee consultant regarding the fees and expenses of the Portfolios as well as their investment performance.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about any recent advisory fee changes with respect to other investment companies advised by the Adviser. The Board noted the differences between the services provided to the Portfolios in comparison to those provided to other types of clients, including institutional clients and other investment companies for which the Adviser acted as investment adviser or subadviser, and the differences in the entrepreneurial and other risks borne by the Adviser in serving the Portfolios compared to other types of clients.

The Board also considered the fee waivers and/or expense caps applicable to the International Small Cap Portfolio and the Small Cap Core Portfolio, and that, at the request of the Board, the Adviser had agreed to continue a fee waiver applicable to the International Strategic Equities Portfolio for an additional year but noted that, if performance of the Portfolio continues to improve, the Adviser would expect to propose the elimination of the waiver as of May 2025 (in connection with the Board’s review of the advisory agreement).

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s agreement to fee waivers and/or expense caps applicable to the Portfolios, the Board concluded that the contractual advisory fees as proposed were reasonable.

Nature, Extent and Quality of Services Provided

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as Directors of the Fund, and their overall confidence in the Adviser’s integrity and competence they have gained from that experience. The Board also considered the Adviser’s responsiveness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement changes to improve investment results. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s research and investment management capabilities. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios.

In considering the nature and quality of the services provided by the Adviser, the Board, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio’s peer group, for the 1-year, 3-year and 5-year periods ended July 31, 2024 and

2025 Semi-Annual Report	57

Board Consideration of Investment Management Arrangement (continued)

versus each Portfolio’s benchmark index for the 1-year, 3-year, 5-year and since inception for the relevant periods, as well as the most recently available Morningstar rating for the Portfolios. The Board also received certain updated performance information as of September 30, 2024. In addition, the Directors considered information showing performance compared to peer groups and benchmarks for rolling calendar year periods and the year to date. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year. The Board recognized that the benchmark indices do not account for fees and expenses incurred by a fund, including the Portfolios. The Directors also considered how peer groups have changed over time and how comparisons may differ depending upon the selection of the peer groups or benchmark indices.

The Directors noted that each Portfolio had outperformed its benchmark for the one-year period ended July 31, 2024. Where the Portfolios had underperformed their benchmark indices or peer groups for certain periods, the Directors considered the Adviser’s explanations for performance and, as applicable, measures the Adviser had taken or proposed to take to improve performance. In particular, for International Strategic Equities Portfolio, the Board noted that the Adviser had recently appointed an additional portfolio manager, and that performance for the Portfolio for the one-year period ended July 31, 2024, had been in the first quintile in comparison to the Portfolio’s peer group. For the International Small Cap Portfolio, the Board noted that the Portfolio’s recent performance had also improved and was above median of its peer group for the one year period ended July 31, 2024.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the respective Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2022 and 2023. The Directors considered the assessment of an independent consultant that had reviewed the profitability statements for consistency with cost accounting theory and industry standards. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, noting that the methodology was consistent with the Adviser’s internal financial reporting. The Directors acknowledged that there are many potentially acceptable allocation methodologies for cost allocation, and that in certain cases the selected allocation methodology may not capture all costs borne by the Adviser with respect to a Portfolio. The Directors noted that they received information regarding revenues and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide transfer agency and distribution services to the Fund, and that they had focused on profitability before taxes and distribution expenses. The Directors reviewed comparative information regarding profitability for other publicly-traded advisers, recognizing that it is difficult to make comparisons of profitability among different investment advisers because only limited comparative information is publicly available and the comparisons are affected by numerous factors including different business mixes.

After reviewing all relevant factors, the Directors, including the Independent Directors, concluded that the levels of the Adviser’s profits in respect of its management of the Portfolios were not excessive.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Directors discussed possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services.

The Directors also considered the Senior Vice President materials which they received in connection with the review of the Investment Management Agreement, which included information reflecting changes in asset levels of the Portfolios and in the profitability of the Adviser over various periods.

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things and as applicable, establishing advisory fees at levels that contemplated future achievement of scale, breakpoint

58	Bernstein Fund, Inc.

arrangements as currently in effect for the International Strategic Equities Portfolio, the fact that the International Small Cap and Small Cap Core Portfolios are research-intensive and may be capacity-constrained, and expense caps and waivers applying to the Portfolios.

Fall-Out Benefits and Other Revenue

The Board, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis). The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board determined to approve the continuation of the Investment Management Agreement for an additional annual term, without change to the Portfolios’ contractual fee schedules, as set forth below.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
International Strategic Equities	0.75% on the first $2.5 billion; 0.65% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.60% of assets in excess of $5 billion

International Small Cap	1.00% of assets.

Small Cap Core	0.80% of assets.

2025 Semi-Annual Report	59

Distributor

BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST NEW YORK, NY 10001

(212) 756-4097

ISCEC-0152-0325

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: May 27, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: May 27, 2025